TAX-EXEMPT






                               SEMI-ANNUAL REPORT






                                DECEMBER 31, 1999







                                   TAX-FREE MONEY FUND

                         CALIFORNIA TAX-FREE MONEY FUND

                            OHIO TAX-FREE MONEY FUND

                           FLORIDA TAX-FREE MONEY FUND

                         TAX-FREE INTERMEDIATE TERM FUND

                           OHIO INSURED TAX-FREE FUND

                                    [GRAPHIC]

                                   COUNTRYWIDE
                                   INVESTMENTS
                                     [LOGO]

TABLE OF CONTENTS
================================================================================

Letter from the President ................................................     3

Management Discussion and Analysis .......................................   4-5

Statements of Assets and Liabilities .....................................   6-8

Statements of Operations .................................................  9-11

Statements of Changes in Net Assets ...................................... 12-14

Financial Highlights ..................................................... 15-21

Notes to Financial Statements ............................................ 22-28

Portfolios of Investments:

   Tax-Free Money Fund ................................................... 29-30

   California Tax-Free Money Fund ........................................ 31-33

   Ohio Tax-Free Money Fund .............................................. 34-39

   Florida Tax-Free Money Fund ........................................... 40-41

   Tax-Free Intermediate Term Fund ....................................... 42-45

   Ohio Insured Tax-Free Fund ............................................ 46-48

Notes to Portfolios of Investments .......................................    49

2 - Countrywide Investments

LETTER FROM THE PRESIDENT
================================================================================
[PHOTO]

Dear Fellow Shareholders:

We are pleased to present Countrywide Tax-Free Trust's semi-annual report for the six months ended December 31, 1999. This report provides financial data and performance information for the Tax-Free Money Fund, Ohio Tax-Free Money Fund, California Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund. These Funds represent the six tax-free money market and bond products currently offered among the 16 mutual funds which comprise the Countrywide Family of Funds.

As 1999 came to a close, many of the themes that drove bond market performance for much of the year remained intact. Economic growth continues to surge, led by consumer demand, rising incomes and a soaring stock market. 1999 was a difficult year for bond investors. "Phantom" concerns regarding rising inflation prompted the Federal Reserve to increase interest rates three times in 1999, effectively taking back the three interest rate cuts made in the fall of 1998. Rising interest rates provided downward price pressure, and as a result, the bond market suffered its worst year since 1994. The 2-year Treasury gained 1.9 percent for the year, while the 30-year Treasury fell 14.8 percent.

We believe the tax-exempt sector continues to offer attractive investment alternatives. Investors can buy high-quality, intermediate and longer-term municipal bonds at yields close to 80% to 90% of Treasuries. This gives tax-conscious investors an appealing tax-free yield.

Countrywide Financial Services, Inc, was acquired by Fort Washington Investment Advisors, Inc. on October 29, 1999. Fort Washington is part of the Western-Southern Enterprise, a dynamic financial services group. As part of the Enterprise, Countrywide will have access to broad managerial, financial and technological resources. In addition, we will help the Enterprise fulfill its potential in the financial marketplace by enhancing flexibility, responsiveness, product diversity and client satisfaction. With the acquisition of Countrywide Financial Services, Inc., Western-Southern Enterprise assets owned or under management passed the $20 billion mark.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. On May 1, 2000 we will be expanding our fund offerings to include the Touchstone Funds, also a part of the Western-Southern Enterprise. The names of all the Countrywide Funds will be changed to Touchstone. You will be receiving more information in the near future.

Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President

                                                     Countrywide Investments - 3

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

OVERVIEW

The pace of economic activity in the U.S. over the past year remained quite brisk. Strong employment growth, rising incomes and a relentless stock market combined to fuel consumer consumption. Inflation remained subdued with the Consumer Price Index up only 2% for the past fiscal year. The yield curve steepened during the year with short-term maturities declining in yield, while yields on bonds with intermediate and long-term maturities increased. During the quarter ended September 30, 1998, a near meltdown in the emerging markets of Russia, Asia and Latin America sparked a liquidity crisis in the bond market, resulting in a "flight to quality" which sent Treasury yields sharply lower. This caused a dislocation between the Treasury market and other sectors of the bond market forcing yield spreads to widen dramatically. The Federal Reserve Board responded by lowering the federal funds rate on three occasions, providing the liquidity necessary for stability to return to the bond markets.

Interest rates began to rise by the start of 1999 due to improving conditions overseas and a concern that robust domestic growth would lead to higher inflation. By mid-year, Treasury yields had increased about 1% and, after several warnings, the Fed finally raised the federal funds rate by 0.25% to 5%. The change in municipal yields over the twelve months ended June 30 was comparable to the change in Treasuries; however, in the second half of the fiscal year, municipals outperformed Treasuries by a wide margin. Municipal bond yields were up only about half as much as comparable maturity Treasuries, and the total returns in most municipal sectors were twice that of the Treasury market.

TAX-FREE INTERMEDIATE TERM FUND

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 1999, the Fund's total returns (excluding the impact of applicable sales loads) were 2.07% and 1.40% for Class A shares and Class C shares, respectively. The Lehman Brothers 5-Year Municipal G.O. Bond Index returned 3.42% during the same period.

Our focus in managing the Tax-Free Intermediate Term Fund is to maximize the tax-free yield while minimizing the share price volatility. This focus can negatively impact our total return during periods of declining interest rates as was experienced during the first three quarters of the Fund's fiscal year. However, during the last quarter, as interest rates increased, the performance of the Fund improved relative to the comparative Lehman Brothers Index, and outperformed it after taking the Fund's operating expenses into consideration. In addition, the Fund outperformed its Lipper peer group for the fiscal year. Recently, we have made changes that we believe will help to improve the overall total return of the portfolio. These changes include selling some of the shorter maturity, higher coupon issues from the portfolio and buying new issues in the 10-year maturity range. The additional yield available in this maturity sector provides an attractive opportunity for the Fund.

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 1999, the Fund's total returns (excluding the impact of applicable sales loads) were 1.81% and 1.05% for Class A shares and Class C shares, respectively. The Lehman Brothers 15-Year Municipal G.O. Bond Index returned 2.70% during the same period.

Performance of the Ohio Insured Tax-Free Fund for the fiscal year was comparable to that of the Lehman Brothers 15-year Municipal G.O. Bond Index after factoring in the associated expenses of the Fund. Over the course of the year, we initiated several trades in the portfolio to improve the overall structure of the portfolio. To accomplish this, we sold issues with higher coupons and short call features and bought new issues with better call protection. Concerning the purchases, we focused on issues in the 20-year maturity range offering call protection of at least ten years. These issues provide the best combination of yield and total return which, we believe, will ultimately improve the total return potential of the Fund.

4 - Countrywide Investments

             COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1989
   OF A $10,000 INVESTMENT IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A*
            AND THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

                                                         6/99
                                                         ----
TAX-FREE INTERMEDIATE TERM FUND - CLASS A              $17,450
LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX       $18,780

Past performance is not predictive of future performance.

--------------------------------------------------------
            Tax-Free Intermediate Term Fund
              Average Annual Total Returns

          1 Year   5 Years   10 Years   Since Inception*
CLASS A    0.03%    4.52%      5.73%         6.05%
CLASS C    1.40%    4.30%        --          3.30%
--------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

             COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1989
      OF A $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND - CLASS A*
           AND THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

                                                         6/99
                                                         ----
OHIO INSURED TAX-FREE FUND - CLASS A                   $18,060
LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX      $21,252

Past performance is not predictive of future performance.

--------------------------------------------------------
              Ohio Insured Tax-Free Fund
             Average Annual Total Returns

          1 Year   5 Years   10 Years   Since Inception*
Class A   -2.27%    4.92%      6.09%         7.26%
Class C    1.05%    5.11%        --          3.75%
--------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

                                                     Countrywide Investments - 5

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                                      CALIFORNIA
                                                           TAX-FREE    TAX-FREE
(000'S)                                                   MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost .................................   $ 27,263    $ 56,178
                                                           --------    --------
   At amortized cost ...................................   $ 27,245    $ 56,130
                                                           --------    --------
   At market value (Note 2) ............................   $ 27,245    $ 56,130
Cash ...................................................         98          46
Interest receivable ....................................        265         435
Other assets ...........................................         14          14
                                                           --------    --------
TOTAL ASSETS ...........................................     27,622      56,625
                                                           --------    --------

LIABILITIES
Dividends payable ......................................          1           5
Payable to affiliates (Note 4) .........................         10          25
Other accrued expenses and liabilities .................          5           7
                                                           --------    --------
TOTAL LIABILITIES ......................................         16          37
                                                           --------    --------

NET ASSETS .............................................   $ 27,606    $ 56,588
                                                           --------    --------

NET ASSETS CONSIST OF:
Paid-in capital ........................................   $ 27,609    $ 56,590
Accumulated net realized losses from security
   transactions ........................................         (3)         (2)
                                                           --------    --------

Net Assets .............................................   $ 27,606    $ 56,588
                                                           --------    --------

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) .     27,620      56,590
                                                           --------    --------

Net asset value, offering price and redemption price
   per share (Note 2) ..................................   $   1.00    $   1.00
                                                           --------    --------

See accompanying notes to financial statements.

6 - Countrywide Investments

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                              OHIO      FLORIDA
                                                            TAX-FREE   TAX-FREE
(000'S)                                                    MONEY FUND MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..................................   $398,005   $ 28,585
                                                            --------   --------
   At amortized cost ....................................   $397,807   $ 28,560
                                                            --------   --------
   At market value (Note 2) .............................   $397,807   $ 28,560
Cash ....................................................        469         --
Interest receivable .....................................      3,472        199
Other assets ............................................        109          8
                                                            --------   --------
TOTAL ASSETS ............................................    401,857     28,767
                                                            --------   --------

LIABILITIES
Bank overdraft ..........................................         --        369
Dividends payable .......................................        514         26
Payable to affiliates (Note 4) ..........................        194          6
Other accrued expenses and liabilities ..................         32          6
                                                            --------   --------
TOTAL LIABILITIES .......................................        740        407
                                                            --------   --------

NET ASSETS ..............................................   $401,117   $ 28,360
                                                            --------   --------

NET ASSETS CONSIST OF:
Paid-in capital .........................................   $401,106   $ 28,373
Accumulated net realized gains (losses) from security
   transactions .........................................         11        (13)
                                                            --------   --------

NET ASSETS ..............................................   $401,117   $ 28,360
                                                            --------   --------

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ..................   $236,129   $ 20,084
                                                            --------   --------
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..    236,116     20,089
                                                            --------   --------
Net asset value, offering price and redemption price
   per share (Note 2) ...................................   $   1.00   $   1.00
                                                            --------   --------

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ...........   $164,988   $  8,276
                                                            --------   --------
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..    164,990      8,283
                                                            --------   --------
Net asset value, offering price and redemption price
   per share (Note 2) ...................................   $   1.00   $   1.00
                                                            --------   --------

See accompanying notes to financial statements.

                                                     Countrywide Investments - 7

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999  (UNAUDITED)
================================================================================
                                                          TAX-FREE  OHIO INSURED
                                                        INTERMEDIATE   TAX-FREE
(000'S)                                                   TERM FUND      FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ................................... $ 46,289    $ 61,550
                                                           --------    --------
   At amortized cost ..................................... $ 46,121    $ 61,484
                                                           --------    --------
   At market value (Note 2) .............................. $ 45,782    $ 61,575
Cash .....................................................       70           6
Interest receivable ......................................      802         677
Receivable for capital shares sold .......................       87          69
Other assets .............................................       25          32
                                                           --------    --------
TOTAL ASSETS .............................................   46,766      62,359
                                                           --------    --------

LIABILITIES
Dividends payable ........................................       35          78
Payable for capital shares redeemed ......................       87          67
Payable to affiliates (Note 4) ...........................       24          29
Other accrued expenses and liabilities ...................        9           9
                                                           --------    --------
TOTAL LIABILITIES ........................................      155         183
                                                           --------    --------

NET ASSETS ............................................... $ 46,611    $ 62,176
                                                           --------    --------

NET ASSETS CONSIST OF:
Paid-in capital .......................................... $ 47,404    $ 62,395
Accumulated net realized losses from security transactions     (454)       (310)
Net unrealized appreciation (depreciation) on investments      (339)         91
                                                           --------    --------

NET ASSETS ............................................... $ 46,611    $ 62,176
                                                           --------    --------

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .................. $ 42,845    $ 58,044
                                                           --------    --------
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ...    4,025       5,159
                                                           --------    --------
Net asset value and redemption price per share (Note 2) .. $  10.64    $  11.25
                                                           --------    --------
Maximum offering price per share (Note 2) ................ $  11.17    $  11.81
                                                           --------    --------

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .................. $  3,766    $  4,132
                                                           --------    --------
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ...      354         367
                                                           --------    --------
Net asset value and redemption price per share (Note 2) .. $  10.65    $  11.25
                                                           --------    --------
Maximum offering price per share (Note 2) ................ $  10.78    $  11.39
                                                           --------    --------

See accompanying notes to financial statements.

8 - Countrywide Investments

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                         CALIFORNIA
                                              TAX-FREE    TAX-FREE
(000'S)                                      MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .............................   $ 507       $ 909
                                                -----       -----

EXPENSES
Investment advisory fees (Note 4) ...........      68         137
Transfer agent fees (Note 4) ................      16          15
Accounting services fees (Note 4) ...........      15          18
Postage and supplies ........................      10           1
Registration fees ...........................       7           4
Professional fees ...........................       6           7
Custodian fees ..............................       5           5
Trustees' fees and expenses .................       4           4
Reports to shareholders .....................       3           2
Distribution expenses (Note 4) ..............       2           6
Insurance expense ...........................       2           4
Pricing expenses ............................       1           2
                                                -----       -----
TOTAL EXPENSES ..............................     139         205
Fees waived by the Adviser (Note 4) .........     (19)         --
                                                -----       -----
NET EXPENSES ................................     120         205
                                                -----       -----

NET INVESTMENT INCOME .......................     387         704
                                                -----       -----

NET REALIZED GAINS FROM SECURITY TRANSACTIONS      --          11
                                                -----       -----

NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $ 387       $ 715
                                                -----       -----

See accompanying notes to financial statements.

                                                     Countrywide Investments - 9

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                     OHIO      FLORIDA
                                                   TAX-FREE    TAX-FREE
(000'S)                                           MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .................................   $ 7,186     $   555
                                                    -------     -------

EXPENSES
Investment advisory fees (Note 4) ...............       878          80
Distribution expenses, Retail class (Note 4) ....       249          15
Insurance expense ...............................        50           6
Transfer agent fees, Retail class (Note 4) ......        37           6
Transfer agent fees, Institutional class (Note 4)         6           6
Custodian fees (Note 4) .........................        34           7
Accounting services fees (Note 4) ...............        30          21
Postage and supplies ............................        25           1
Registration fees ...............................        17          --
Professional fees ...............................        16           5
Pricing expenses ................................         5           2
Trustees' fees and expenses .....................         4           4
Reports to shareholders .........................         2           1
                                                    -------     -------
TOTAL EXPENSES ..................................     1,353         154
Fees waived by the Adviser (Note 4) .............       (55)        (49)
                                                    -------     -------
NET EXPENSES ....................................     1,298         105
                                                    -------     -------

NET INVESTMENT INCOME ...........................     5,888         450
                                                    -------     -------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS ..        --          (1)
                                                    -------     -------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......   $ 5,888     $   449
                                                    -------     -------

See accompanying notes to financial statements.

10 - Countrywide Investments

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                       TAX-FREE  OHIO INSURED
                                                     INTERMEDIATE  TAX-FREE
(000'S)                                                TERM FUND     FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income .....................................   $ 1,366    $ 1,874
                                                        -------    -------

EXPENSES
Investment advisory fees (Note 4) ...................       128        162
Transfer agent fees, Class A (Note 4) ...............        26         16
Transfer agent fees, Class C (Note 4) ...............         6          6
Accounting services fees (Note 4) ...................        24         24
Postage and supplies ................................        19          3
Distribution expenses, Class A (Note 4) .............        16          6
Distribution expenses, Class C (Note 4) .............         9         11
Professional fees ...................................         7          7
Pricing expenses ....................................         6          7
Reports to shareholders .............................         6          4
Insurance expense ...................................         5          7
Registration fees, Common ...........................         3          3
Registration fees, Class A ..........................         5          2
Registration fees, Class C ..........................         5          1
Custodian fees ......................................         4          8
Trustees' fees and expenses .........................         4          4
                                                        -------    -------
TOTAL EXPENSES ......................................       273        271
                                                        -------    -------
Fees waived by the Adviser (Note 4) .................        (5)       (11)
                                                        -------    -------
NET INVESTMENT INCOME ...............................     1,098      1,614
                                                        -------    -------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions ......       (92)      (236)
Net change in unrealized appreciation/depreciation
   on investments ...................................      (990)    (2,440)
                                                        -------    -------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...    (1,082)    (2,676)
                                                        -------    -------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS   $    16    $(1,062)
                                                        -------    -------

See accompanying notes to financial statements.

                                                    Countrywide Investments - 11

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================
                                                                   CALIFORNIA
                                          TAX-FREE                  TAX-FREE
                                         MONEY FUND                MONEY FUND
------------------------------------------------------------------------------------
                                  SIX MONTHS                SIX MONTHS
                                     ENDED         YEAR        ENDED         YEAR
                                    DEC. 31,      ENDED       DEC. 31,      ENDED
                                      1999       JUNE 30,       1999       JUNE 30,
(000'S)                           (UNAUDITED)      1999     (UNAUDITED)      1999
------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..........   $     387    $     783    $     704    $   1,401
Net realized gains (losses) from
   security transactions .......          --           (2)          11          (12)
                                   ---------    ---------    ---------    ---------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS .............         387          781          715        1,389
                                   ---------    ---------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .....       (393)        (777)        (704)      (1,401)
                                   ---------    ---------    ---------    ---------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
   Proceeds from shares sold ...      24,135       48,307       94,741      196,122
   Reinvested distributions ....         392          751          677        1,332
   Payments for shares redeemed      (22,149)     (61,211)     (86,807)    (190,488)
                                   ---------    ---------    ---------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ..........       2,378      (12,153)       8,610        6,966
                                   ---------    ---------    ---------    ---------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS ...............       2,372      (12,149)       8,621        6,954

NET ASSETS
Beginning of year ..............      25,234       37,383       47,967       41,013
                                   ---------    ---------    ---------    ---------
End of year ....................   $  27,606    $  25,234    $  56,588    $  47,967
                                   ---------    ---------    ---------    ---------

UNDISTRIBUTED NET INVESTMENT
   INCOME ......................   $      --    $       6    $      --    $      --
                                   ---------    ---------    ---------    ---------

See accompanying notes to financial statements.

12 - Countrywide Investments

STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================
                                               OHIO                    FLORIDA
                                             TAX-FREE                  TAX-FREE
                                            MONEY FUND                MONEY FUND
---------------------------------------------------------------------------------------
                                     SIX MONTHS                SIX MONTHS
                                        ENDED         YEAR        ENDED         YEAR
                                       DEC. 31,      ENDED       DEC. 31,      ENDED
                                         1999       JUNE 30,       1999       JUNE 30,
(000'S)                              (UNAUDITED)      1999     (UNAUDITED)      1999
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .............   $   5,888    $  10,174    $     450    $   1,596
Net realized losses from
   security transactions ..........          --           (3)          (2)         (11)
                                      ---------    ---------    ---------    ---------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ................       5,888       10,171          448        1,585
                                      ---------    ---------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income,
   Retail .........................      (3,096)      (5,927)        (274)        (501)
From net investment income,
   Institutional ..................      (2,792)      (4,247)        (176)      (1,095)
From net realized gains,
   Retail .........................          --           --           --           (6)
From net realized gains,
   Institutional ..................          --           --           --          (16)
                                      ---------    ---------    ---------    ---------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ..      (5,888)     (10,174)        (450)      (1,618)
                                      ---------    ---------    ---------    ---------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
RETAIL
Proceeds from shares sold .........     182,555      455,007        9,162       29,958
Reinvested distributions ..........       3,042        5,786          277          495
Payments for shares redeemed ......    (164,160)    (451,416)     (10,725)     (23,442)
                                      ---------    ---------    ---------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM RETAIL
   SHARE TRANSACTIONS .............      21,437        9,377       (1,286)       7,011
                                      ---------    ---------    ---------    ---------

INSTITUTIONAL
Proceeds from shares sold .........     190,959      459,806       35,156       67,739
Reinvested distributions ..........         224           18           50          427
Payments for shares redeemed ......    (202,301)    (398,983)     (42,213)    (102,016)
                                      ---------    ---------    ---------    ---------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM INSTITUTIONAL
   SHARE TRANSACTIONS .............     (11,118)      60,841       (7,007)     (33,850)
                                      ---------    ---------    ---------    ---------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS ..................      10,319       70,215       (8,295)     (26,872)

NET ASSETS
Beginning of year .................     390,797      320,582       36,655       63,527
                                      ---------    ---------    ---------    ---------
End of year .......................   $ 401,117    $ 390,797    $  28,360    $  36,655
                                      ---------    ---------    ---------    ---------

See accompanying notes to financial statements.

                                                    Countrywide Investments - 13

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================
                                          TAX-FREE                OHIO INSURED
                                        INTERMEDIATE                TAX-FREE
                                         TERM FUND                    FUND
------------------------------------------------------------------------------------
                                  SIX MONTHS                SIX MONTHS
                                     ENDED         YEAR        ENDED         YEAR
                                    DEC. 31,      ENDED       DEC. 31,      ENDED
                                      1999       JUNE 30,       1999       JUNE 30,
(000'S)                           (UNAUDITED)      1999     (UNAUDITED)      1999
------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..........   $   1,098    $   2,320    $   1,614    $   3,294
Net realized gains (losses) from
   security transactions .......         (92)         634         (236)         353
Net change in unrealized
   appreciation/depreciation
   on investments ..............        (990)      (1,787)      (2,439)      (2,151)
                                   ---------    ---------    ---------    ---------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS .............          16        1,167       (1,061)       1,496
                                   ---------    ---------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income,
   Class A .....................      (1,021)      (2,149)      (1,517)      (3,095)
From net investment income,
   Class C .....................         (77)        (171)         (97)        (199)
From net realized gains,
   Class A .....................          --           --           --       (1,554)
From net realized gains,
   Class C .....................          --           --           --         (115)
                                   ---------    ---------    ---------    ---------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS      (1,098)      (2,320)      (1,614)      (4,963)
                                   ---------    ---------    ---------    ---------

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ......       5,100       13,620       32,312      142,439
Reinvested distributions .......         835        1,723        1,094        3,500
Payments for shares redeemed ...      (9,998)     (19,292)     (35,618)    (149,279)
                                   ---------    ---------    ---------    ---------
NET DECREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ..      (4,063)      (3,949)      (2,212)      (3,340)
                                   ---------    ---------    ---------    ---------
CLASS C
Proceeds from shares sold ......         463        2,454          106          550
Reinvested distributions .......          69          158           83          268
Payments for shares redeemed ...      (1,309)      (2,620)        (603)      (1,038)
                                   ---------    ---------    ---------    ---------
NET DECREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ..        (777)          (8)        (414)        (220)
                                   ---------    ---------    ---------    ---------

TOTAL DECREASE IN NET ASSETS ...      (5,922)      (5,110)      (5,301)      (7,027)

NET ASSETS
Beginning of year ..............      52,533       57,643       67,477       74,504
                                   ---------    ---------    ---------    ---------
End of year ....................   $  46,611    $  52,533    $  62,176    $  67,477
                                   ---------    ---------    ---------    ---------

See accompanying notes to financial statements.

14 - Countrywide Investments

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        DEC. 31,                          YEAR ENDED JUNE 30,
                                          1999        ----------------------------------------------------------
                                      (UNAUDITED)        1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net investment income ..............       0.014          0.027       0.030       0.029       0.031       0.030
                                       ---------      ---------   ---------   ---------   ---------   ---------
Dividends from net investment income      (0.014)        (0.027)     (0.030)     (0.029)     (0.031)     (0.030)
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net asset value at end of year .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Total return .......................        2.91%(B)       2.75%       3.03%       2.89%       3.15%       3.07%
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net assets at end of year (000's) ..   $  27,606      $  25,234   $  37,383   $  30,126   $  25,342   $  26,692
                                       ---------      ---------   ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(A) ...........        0.89%(B)       0.89%       0.92%       0.99%       0.99%       0.99%
Ratio of net investment income to
   average net assets ..............        2.86%(B)       2.74%       2.98%       2.85%       3.09%       3.00%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.03% and 0.95% for the periods ended December 31, 1999 and June 30, 1999, respectively (Note 4).
(B)  Annualized

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        DEC. 31,                          YEAR ENDED JUNE 30,
                                          1999        ----------------------------------------------------------
                                      (UNAUDITED)        1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net investment income ..............       0.013          0.025       0.029       0.028       0.029       0.029
                                       ---------      ---------   ---------   ---------   ---------   ---------
Dividends from net investment income      (0.013)        (0.025)     (0.029)     (0.028)     (0.029)     (0.029)
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net asset value at end of year .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Total return .......................        2.58%(B)       2.56%       2.94%       2.81%       2.95%       2.95%
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net assets at end of year (000's) ..   $  56,588      $  47,967   $  41,013   $  32,186   $  36,122   $  19,525
                                       ---------      ---------   ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(A) ...........        0.75%(B)       0.75%       0.77%       0.80%       0.80%       0.70%
Ratio of net investment income to
   average net assets ..............        2.57%(B)       2.52%       2.89%       2.76%       2.88%       2.83%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82% and 0.85% for the years ended June 30, 1996 and 1995, respectively.
(B)  Annualized

See accompanying notes to financial statements.

                                                    Countrywide Investments - 15

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        DEC. 31,                          YEAR ENDED JUNE 30,
                                          1999        ----------------------------------------------------------
                                      (UNAUDITED)        1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net investment income ..............       0.014          0.027       0.030       0.030       0.031       0.031
                                       ---------      ---------   ---------   ---------   ---------   ---------
Dividends from net investment income      (0.014)        (0.027)     (0.030)     (0.030)     (0.031)     (0.031)
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net asset value at end of year .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Total return .......................        2.79%(B)       2.73%       3.07%       2.99%       3.14%       3.12%
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net assets at end of year (000's) ..   $ 236,129      $ 214,691   $ 205,316   $ 166,719   $ 240,323   $ 226,606
                                       ---------      ---------   ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(A) ...........        0.75%(B)       0.75%       0.75%       0.75%       0.75%       0.74%
Ratio of net investment income to
   average net assets ..............        2.78%(B)       2.68%       3.02%       2.93%       3.09%       3.08%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.78%, 0.77%, 0.76% and 0.77% for the periods ended December 31, 1999 and June 30, 1999, 1998 and 1997, respectively (Note 4).
(B)  Annualized

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS

=============================================================================================
                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                 PERIOD
                                          DEC. 31,      YEAR ENDED JUNE 30,       ENDED
                                            1999  ------------------------------ JUNE 30,
                                        (UNAUDITED)       1999        1998        1997(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000      $   1.000   $   1.000   $   1.000
                                         ---------      ---------   ---------   ---------
Net investment income ................       0.015          0.029       0.033       0.016
                                         ---------      ---------   ---------   ---------
Dividends from net investment income .      (0.015)        (0.029)     (0.033)     (0.016)
                                         ---------      ---------   ---------   ---------
Net asset value at end of period .....   $   1.000      $   1.000   $   1.000   $   1.000
                                         ---------      ---------   ---------   ---------
Total return .........................        3.05%(C)       2.98%       3.33%       3.31%(C)
                                         ---------      ---------   ---------   ---------
Net assets at end of period (000's) ..   $ 164,988      $ 176,106   $ 115,266   $  97,589
                                         ---------      ---------   ---------   ---------
Ratio of net expenses to
   average net assets(B) .............        0.50%(C)       0.50%       0.50%       0.50%(C)
Ratio of net investment income to
   average net assets ................        3.01%(C)       2.93%       3.27%       3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.53%, 0.51%, 0.52% and 0.56%(C) for the periods ended December 31, 1999 and June 30, 1999, 1998 and 1997, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

16 - Countrywide Investments

FLORIDA TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS

================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED
                                        DEC. 31,                          YEAR ENDED JUNE 30,
                                          1999        ----------------------------------------------------------
                                      (UNAUDITED)        1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net investment income ..............       0.014          0.026       0.030       0.029       0.032       0.031
                                       ---------      ---------   ---------   ---------   ---------   ---------
Dividends from net investment income      (0.014)        (0.026)     (0.030)     (0.029)     (0.032)     (0.031)
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net asset value at end of year .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                       ---------      ---------   ---------   ---------   ---------   ---------
Total return .......................        2.76%(B)       2.68%       3.03%       2.90%       3.29%       3.17%
                                       ---------      ---------   ---------   ---------   ---------   ---------
Net assets at end of year (000's) ..   $  20,084      $  21,371   $  14,368   $  22,434   $  28,906   $  24,119
                                       ---------      ---------   ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(A) ...........        0.75%(B)       0.75%       0.75%       0.75%       0.61%       0.66%
Ratio of net investment income to
   average net assets ..............        2.73%(B)       2.58%       2.98%       2.85%       3.24%       3.12%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.99%, 0.98%, 0.95%, 0.94%, 0.80% and 0.80% for the periods ended December 31, 1999 and June 30, 1999, 1998, 1997, 1996 and 1995, respectively (Note 4).
(B)  Annualized

FLORIDA TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS

=========================================================================================================
                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                               PERIOD
                                          DEC. 31,              YEAR ENDED JUNE 30,             ENDED
                                           1999         ------------------------------------  JUNE 30,
                                        (UNAUDITED)        1999        1998        1997        1996(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000
                                         ---------      ---------   ---------   ---------   ---------
Net investment income ................       0.015          0.029       0.032       0.031       0.003
                                         ---------      ---------   ---------   ---------   ---------
Dividends from net investment income .      (0.015)        (0.029)     (0.032)     (0.031)     (0.003)
                                         ---------      ---------   ---------   ---------   ---------
Net asset value at end of period .....   $   1.000      $   1.000   $   1.000   $   1.000   $   1.000
                                         ---------      ---------   ---------   ---------   ---------
Total return .........................        3.01%(C)       2.93%       3.28%       3.16%       3.03%(C)
                                         ---------      ---------   ---------   ---------   ---------
Net assets at end of period (000's) ..   $   8,276      $  15,284   $  49,159   $  19,349   $  19,145
                                         ---------      ---------   ---------   ---------   ---------
Ratio of net expenses to
   average net assets(B) .............        0.50%(C)       0.50%       0.50%       0.50%       0.50%(C)
Ratio of net investment income to
   average net assets ................        2.95%(C)       2.91%       3.23%       3.11%       3.03%(C)

(A) Represents the period from the initial public offering of Institutional shares (May 29, 1996) through June 30, 1996.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.91%, 0.71%, 0.71%, 0.79% and 0.87%(C) for the periods ended December 31, 1999 and June 30, 1999, 1998, 1997 and 1996, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 17

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          DEC. 31,                          YEAR ENDED JUNE 30,
                                           1999         -------------------------------------------------------------
                                        (UNAUDITED)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   10.87       $   11.12    $   11.01    $   10.85    $   10.86    $   10.69
                                       ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ...........        0.24            0.48         0.50         0.50         0.50         0.49
   Net realized and unrealized gains
      (losses) on investments ......       (0.23)          (0.25)        0.11         0.16        (0.01)        0.17
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...        0.01            0.23         0.61         0.66         0.49         0.66
                                       ---------       ---------    ---------    ---------    ---------    ---------

Dividends from net investment income       (0.24)          (0.48)       (0.50)       (0.50)       (0.50)       (0.49)
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of year .....   $   10.64       $   10.87    $   11.12    $   11.01    $   10.85    $   10.86
                                       ---------       ---------    ---------    ---------    ---------    ---------

Total return(A) ....................        0.12%(C)        2.07%        5.63%        6.19%        4.51%        6.36%
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net assets at end of year (000's) .    $  46,611       $  47,899    $  52,896    $  58,485    $  67,675    $  81,140
                                       ---------       ---------    ---------    ---------    ---------    ---------

Ratio of net expenses to
   average net assets ..............        0.99%(C)        0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............        4.37%(C)        4.33%        4.50%        4.55%        4.52%        4.59%

Portfolio turnover rate ............          42%(C)          51%          36%          30%          37%          32%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.01% for the period ended December 31, 1999.
(C)  Annualized.

See accompanying notes to financial statements.

18 - Countrywide Investments

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          DEC. 31,                          YEAR ENDED JUNE 30,
                                           1999         -------------------------------------------------------------
                                        (UNAUDITED)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   10.88       $   11.12    $   11.01    $   10.85    $   10.86    $   10.69
                                       ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ...........        0.16            0.40         0.42         0.43         0.44         0.44
   Net realized and unrealized gains
      (losses) on investments ......       (0.23)          (0.24)        0.11         0.16        (0.01)        0.17
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...       (0.07)           0.16         0.53         0.59         0.43         0.61
                                       ---------       ---------    ---------    ---------    ---------    ---------

Dividends from net investment income       (0.16)          (0.40)       (0.42)       (0.43)       (0.44)       (0.44)
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of year .....   $   10.65       $   10.88    $   11.12    $   11.01    $   10.85    $   10.86
                                       ---------       ---------    ---------    ---------    ---------    ---------

Total return(A) ....................       (0.62%)          1.40%        4.85%        5.49%        4.00%        5.82%
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net assets at end of year (000's) ..    $   3,766       $   4,634    $   4,747    $   5,161    $   5,239    $   4,814
                                       ---------       ---------    ---------    ---------    ---------    ---------

Ratio of net expenses to
   average net assets ..............        1.74%(C)        1.74%        1.74%        1.65%        1.49%        1.49%

Ratio of net investment income to
   average net assets ..............        3.62%(C)        3.58%        3.75%        3.89%        4.02%        4.08%

Portfolio turnover rate ............          42%(C)          51%          36%          30%          37%          32%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.76% for the period ended December 31, 1999.
(C)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 19

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          DEC. 31,                          YEAR ENDED JUNE 30,
                                           1999         -------------------------------------------------------------
                                        (UNAUDITED)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   11.74       $   12.37    $   12.22    $   11.97    $   11.99    $   11.74
                                       ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ...........        0.29            0.58         0.61         0.61         0.62         0.63
   Net realized and unrealized gains
      (losses) on investments ......       (0.49)          (0.34)        0.23         0.25        (0.02)        0.25
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...       (0.20)           0.24         0.84         0.86         0.60         0.88
                                       ---------       ---------    ---------    ---------    ---------    ---------

Less distributions:
   Dividends from net investment
      income .......................       (0.29)          (0.58)       (0.61)       (0.61)       (0.62)       (0.63)
   Distributions from net realized
      gains ........................          --           (0.29)       (0.08)          --           --           --
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total distributions ................       (0.29)          (0.87)       (0.69)       (0.61)       (0.62)       (0.63)
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of year .....   $   11.25       $   11.74    $   12.37    $   12.22    $   11.97    $   11.99
                                       ---------       ---------    ---------    ---------    ---------    ---------

Total return(A) ....................       (3.39%)(C)       1.81%        7.03%        7.36%        5.05%        7.75%
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net assets at end of year (000's) ..   $  58,044       $  62,737    $  69,289    $  70,816    $  75,938    $  71,393
                                       ---------       ---------    ---------    ---------    ---------    ---------

Ratio of net expenses to
   average net assets(B) ...........        0.75%(C)        0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............        5.03%(C)        4.72%        4.95%        5.05%        5.12%        5.35%

Portfolio turnover rate ............          63%(C)          26%          41%          33%          46%          29%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.78% and 0.77% for the periods ended December 31, 1999 and June 30, 1995, respectively.
(C)  Annualized.

See accompanying notes to financial statements.

20 - Countrywide Investments

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

=====================================================================================================================
                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          DEC. 31,                          YEAR ENDED JUNE 30,
                                           1999         -------------------------------------------------------------
                                        (UNAUDITED)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $   11.74       $   12.37    $   12.22    $   11.97    $   12.00    $   11.74
                                       ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ...........        0.25            0.49         0.52         0.53         0.56         0.57
   Net realized and unrealized gains
      (losses) on investments ......       (0.49)          (0.34)        0.23         0.25        (0.03)        0.26
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...       (0.24)           0.15         0.75         0.78         0.53         0.83
                                       ---------       ---------    ---------    ---------    ---------    ---------

Less distributions:
   Dividends from net investment
      income .......................       (0.25)          (0.49)       (0.52)       (0.53)       (0.56)       (0.57)
   Distributions from net realized
      gains ........................          --           (0.29)       (0.08)          --           --           --
                                       ---------       ---------    ---------    ---------    ---------    ---------
Total distributions ................       (0.25)          (0.78)       (0.60)       (0.53)       (0.56)       (0.57)
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of year .....   $   11.25       $   11.74    $   12.37    $   12.22    $   11.97    $   12.00
                                       ---------       ---------    ---------    ---------    ---------    ---------

Total return(A) ....................       (4.13%)(C)       1.05%        6.24%        6.65%        4.44%        7.31%
                                       ---------       ---------    ---------    ---------    ---------    ---------

Net assets at end of year (000's) ..   $   4,132       $   4,740    $   5,215    $   4,639    $   3,972    $   4,165
                                       ---------       ---------    ---------    ---------    ---------    ---------

Ratio of net expenses to
   average net assets(B) ...........        1.50%(C)        1.50%        1.50%        1.42%        1.25%        1.25%

Ratio of net investment income to
   average net assets ..............        4.28%(C)        3.97%        4.20%        4.37%        4.62%        4.84%

Portfolio turnover rate ............          63%(C)          26%          41%          33%          46%          29%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.53% and 1.27% for the periods ended December 31, 1999 and June 30, 1995, respectively.
(C)  Annualized.

See accompanying notes to financial statements.

                                                    Countrywide Investments - 21

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
================================================================================

1. ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Countrywide Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each offer two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of each Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (Note 7).

22 - Countrywide Investments

================================================================================

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund and the California Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to the net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share (Note 7).

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

                                                    Countrywide Investments - 23

================================================================================

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1999:

--------------------------------------------------------------------------------
                                                       TAX-FREE  OHIO INSURED
                                                     INTERMEDIATE  TAX-FREE
(000'S)                                                TERM FUND     FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ........................  $   687    $ 1,480
Gross unrealized depreciation ........................   (1,026)    (1,389)
                                                        -------    -------
Net unrealized appreciation ..........................  $  (339)   $    91
                                                        -------    -------
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of December 31, 1999, the Tax-Free Intermediate Term Fund had a capital loss carryforward for federal income tax purposes of $361,822, which expires on June 30, 2004. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distribution to shareholders.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended December 31, 1999:

--------------------------------------------------------------------------------
                                                       TAX-FREE  OHIO INSURED
                                                     INTERMEDIATE  TAX-FREE
(000'S)                                                TERM FUND     FUND
--------------------------------------------------------------------------------
Purchases of investment securities ..................   $10,014    $22,466
                                                        -------    -------
Proceeds from sales and maturities of
   investment securities ............................   $12,784    $19,380
                                                        -------    -------
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

The Chairman, President and certain other officers of the Trust are also officers of Countrywide Financial Services, Inc., or its subsidiaries which include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

24 - Countrywide Investments

================================================================================

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the six months ended December 31, 1999, the Adviser waived investment advisory fees of $19,415 for the Tax-Free Money Fund, $54,856 for the Ohio Tax-Free Money Fund, $39,160 for the Florida Tax-Free Money Fund, $10,671 for the Ohio Insured Tax-Free Fund, and $5,375 for the Tax-Free Intermediate Fund.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $3,500 per month from the Florida Tax-Free Money Fund, and $4,000 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $1,888 and $11,412 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the six months ended December 31, 1999. In addition, the Adviser collected $2,318 and $552 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

                                                    Countrywide Investments - 25

================================================================================

CUSTODIAN AGREEMENTS

The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of December 31, 1999. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of December 31, 1999. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

5. CAPITAL SHARE  TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

--------------------------------------------------------------------------------
                                      TAX-FREE INTERMEDIATE     OHIO INSURED
                                            TERM FUND           TAX-FREE FUND
--------------------------------------------------------------------------------
                                      SIX MONTHS   YEAR    SIX MONTHS    YEAR
                                        ENDED      ENDED      ENDED      ENDED
                                     DECEMBER 31, JUNE 30, DECEMBER 31, JUNE 30,
(000'S)                                  1999       1999       1999       1999
--------------------------------------------------------------------------------
CLASS A
Shares sold .........................      472      1,222      2,802     11,637
Shares reinvested ...................       78        154         95        287
Shares redeemed .....................     (930)    (1,729)    (3,081)   (12,181)
                                        ------     ------     ------     ------
Net increase (decrease) in
   shares outstanding ...............     (380)      (353)      (184)      (257)
Shares outstanding, beginning of year    4,405      4,758      5,343      5,600
                                        ------     ------     ------     ------
Shares outstanding, end of year .....    4,025      4,405      5,159      5,343
                                        ------     ------     ------     ------

CLASS C
Shares sold .........................       43        219          9         45
Shares reinvested ...................        6         14          7         22
Shares redeemed .....................     (121)      (234)       (53)       (85)
                                        ------     ------     ------     ------
Net increase (decrease) in
   shares outstanding ...............      (72)        (1)       (37)       (18)
Shares outstanding, beginning of year      426        427        404        422
                                        ------     ------     ------     ------
Shares outstanding, end of year .....      354        426        367        404
                                        ------     ------     ------     ------
--------------------------------------------------------------------------------

26 - Countrywide Investments

================================================================================

6.  PORTFOLIO COMPOSITION

As of December 31, 1999, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 94.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of December 31, 1999, 26.6% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, and 13.3% in the State of Illinois. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 1999, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 1999, 40.5% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 28.2% were rated AA/Aa, 29.8% were rated A/A and 1.5% were not rated.

As of December 31, 1999, 80.0% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 60.2% of its portfolio securities.

                                                    Countrywide Investments - 27

================================================================================

The concentration of investments for each Fund as of December 31, 1999, classified by revenue source, was as follows:

-------------------------------------------------------------------------------------------
                                      CALIFORNIA    OHIO     FLORIDA    TAX-FREE     OHIO
                            TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE INTERMEDIATE  INSURED
                             MONEY      MONEY      MONEY      MONEY       TERM     TAX-FREE
                              FUND       FUND       FUND       FUND       FUND       FUND
-------------------------------------------------------------------------------------------
General Obligations ......    11.1%       7.4%      18.3%       0.4%      16.8%      39.2%
Revenue Bonds:
   Industrial Development/
      Pollution Control ..    41.6%      29.2%      16.4%       2.9%       4.5%       5.0%
   Hospital/Health Care ..    12.8%       6.8%      18.4%      20.1%      22.7%      19.6%
   Utilities .............     8.7%      12.3%      15.0%      11.6%       7.9%      11.7%
   Bank & Financial ......      --         --        1.2%       5.3%        --         --
   Education .............     6.7%       9.5%       8.7%      11.7%      15.0%       8.4%
   Housing/Mortgage ......     6.1%       6.5%       3.8%      22.1%      10.7%       5.5%
   Economic Development ..     5.1%       6.4%       7.7%       1.8%       6.8%       1.4%
   Public Facilities .....     2.4%       0.2%       1.9%       5.3%       5.0%       6.2%
   Transportation ........      --        1.3%       2.6%        --        5.5%       3.0%
   Special Tax ...........      --         --         --         --        2.8%        --
   Leases ................      --        2.9%        --         --         --         --
   Miscellaneous .........     5.5%      10.4%       1.1%       6.5%       2.3%        --
   Commercial Paper ......      --        7.1%       4.9%      12.3%        --         --
                             -----      -----      -----      -----      -----      -----
Total ....................   100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                             -----      -----      -----      -----      -----      -----
-------------------------------------------------------------------------------------------

7. MAXIMUM OFFERING PRICE PER SHARE

Effective August 1, 1999, for accounts opened after July 31, 1999, the maximum offering price per share of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). Effective August 1, 1999, for all accounts, the maximum offering price per share of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

8. FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, each Fund designates its respective dividends paid from net investment income during the six months ended December 31, 1999, as "exempt-interest dividends."

28 - Countrywide Investments

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE                                               COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 27.4%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      600    Massillon City, OH, Parks and Recreation GO BANS ...........     3.730%    01/14/00    $    600
       500    American Municipal Power Sys. Equipment BANS
                 (Distributive Generation Proj.) .........................     4.250     01/21/00         500
       571    American Municipal Power Sys. Impt. BANS
                 (Milan Village Proj.) ...................................     3.500     01/21/00         571
       500    Northern Ozaukee School Dist., WI, GO BANS .................     3.400     02/01/00         500
       395    Umatilla Indian Reservation Conferated Tribes GO, Ser. A ...     4.200     02/01/00         395
       700    North Hampton Village, OH, Sewer Sys. First Mtg
                 BANS, Ser. B ............................................     4.950     02/11/00         701
       180    Lewisville, TX, GO .........................................     5.000     02/15/00         180
       120    The Colony, TX, GO, Prerefunded @ 100 ......................     6.800     02/15/00         120
       475    American Municipal Power Sys. Impt. BANS
                 (Bradner Village Proj.) .................................     3.600     03/23/00         475
       250    Denver, CO, City and County COP, Ser. A ....................     4.100     05/01/00         250
       175    Greenville, SC, Hosp. Sys. Facs. Rev.,
                 Prerefunded @ 102 .......................................     7.000     05/01/00         180
       200    Campbell-Savona, NY, Central School Dist. GO ...............     4.650     06/15/00         201
       100    Brownsburg, IN, Multi-School Bldg. Corp. Rev ...............     9.750     07/01/00         103
       100    Washington St. Public Power Supply Sys. Rev.,
                 Ser. C (Nuclear Proj. No. 1), Prerefunded @ 102 .........     8.000     07/01/00         104
       100    Westmoreland Co., PA, Municipal Auth. Serv. Rev.,
                 Ser. M, Prerefunded @ 100 ...............................     7.250     07/01/00         102
       155    Aransas Pass, TX, GO .......................................     4.200     08/01/00         155
       200    Floresville, TX, Electric Light and Power Sys. Rev .........     5.570     08/15/00         202
       200    Johnson Co., KS, USD No. 233 GO ............................     5.500     09/01/00         202
       660    Westminster, CO, COP .......................................     3.800     09/01/00         660
       400    New Knoxville, OH, Waterworks Sys. BANS ....................     4.250     10/05/00         400
       450    Crestline, OH, Swimming Pool Impt. BANS ....................     4.470     11/16/00         451
       520    American Municipal Power Sys. Impt. BANS
----------       (Wellington Village Proj.) ..............................     4.300     12/15/00         520
                                                                                                     --------
$    7,551    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $7,590,217) ................................                           $  7,572
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 46.2%                                              RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      200    Illinois Health Fac. Auth. Rev., Ser. B (Elmhurst Hosp.) ...     4.800%    01/01/00    $    200
       590    Brooklyn Park, MN, IDR (Schmidt Proj.) .....................     5.700     01/07/00         590
       900    Eddyville, IA, IDR (Heartland Lysine, Inc.) ................     6.000     01/07/00         900
       200    Flint, MI, Hosp. Bldg. Auth. Rev., Ser. B
                 (Hurley Medical Center) .................................     5.500     01/07/00         200
       475    Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..................     5.700     01/07/00         475
       245    Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..................     5.950     01/07/00         245
       649    Franklin Park, IL, Rev., Ser. 1994 (A.M. Castle & Co. Proj.)     5.800     01/07/00         649
     1,395    Harvard, IL, Health Care Fac. Rev., Ser. 1998
                 (Harvard Memorial Hosp. Proj.) ..........................     5.750     01/07/00       1,395
       200    Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.) .........     5.800     01/07/00         200

                                                    Countrywide Investments - 29

TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 46.2% (CONTINUED)                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      300    Illinois Dev. Fin. Auth. Rev. (Jewish Elderly Council) .....     5.500%    01/07/00    $    300
     1,080    Illinois Dev. Fin. Auth. Rev., Ser. 1992
                 (Uhlich Children's Home Proj.) ..........................     5.500     01/07/00       1,080
       500    Indiana Health Fac. Fin. Auth. Rev., Ser. 1997
                 (Capital Access Designated Pool) ........................     5.500     01/07/00         500
       200    Indiana Health Fac. Fin. Auth. Rev., Ser. 1998
                 (Capital Access Designated Pool) ........................     5.500     01/07/00         200
       700    Indiana St. Dev. Fin. Auth. Rev. (Lutheran High School) ....     5.600     01/07/00         700
       300    Iowa Fin. Auth. Rev. (Burlington Medical Center) ...........     5.550     01/07/00         300
       973    Kansas City, MO, IDR (A.M. Castle & Co. Proj.) .............     5.800     01/07/00         973
     1,255    Mankota, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ........     5.850     01/07/00       1,255
       188    Rosemont, IL, IDR (A.M. Castle & Co. Proj.) ................     5.800     01/07/00         188
     1,100    Scio Twnp., MI, EDR ........................................     4.920     01/07/00       1,100
       500    Arapahoe Co., CO, Parkview Metro. Dist. GO .................     4.000     01/30/00         500
       800    Coppell, TX, IDR (Minyards Prop., Inc.) ....................     3.750     01/30/00         800
----------                                                                                           --------
$   12,750    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $12,750) ...................................                           $ 12,750
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    ADJUSTABLE RATE PUT BONDS-- 25.1%                                 RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      620    Lexington-Fayette Co., KY, Urban Govt. Rev
                 (Providence Montessori) .................................     3.750%    01/01/00    $    620
       525    Colorado Health Fac. Auth. Rev., Ser. 1998A
                 (AMC Cancer Center) .....................................     3.400     01/15/00         525
       580    Buckeye Tax-Exempt Mtg. Bond Trust .........................     3.900     02/01/00         578
       555    Corpus Christi, TX, IDR (Tex-Air Invest. Co. Proj.) ........     3.750     02/01/00         555
       260    Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ................     3.800     02/15/00         260
     1,200    Owensboro, KY, IDR, Ser. 1985 (Dart Container) .............     4.100     03/01/00       1,200
       270    Portage Co., OH, IDR (Neidlinger Proj.) ....................     3.900     03/01/00         270
       255    Summit Co., OH, IDR (Keltec Inc. Proj.) ....................     3.900     03/01/00         255
       500    Summit Co., OH, IDR (Struktol Co. America Proj.) ...........     3.900     03/01/00         500
       265    Summit Co., OH, IDR (Triscari Proj.) .......................     3.900     03/01/00         265
       140    Cuyahoga Co., OH, IDR (Halle Office Bldg.) .................     4.235     04/01/00         140
       120    Richland Co., OH, IDR (Robon Partnership Proj.) ............     4.000     04/01/00         120
       435    Summit Co., OH, IDR (L & W Mfg. Proj.) .....................     4.000     04/01/00         435
     1,000    Westmoreland Co., PA, IDR (White Consolidated Industries) ..     4.180     06/01/00       1,000
       200    Fairfield, OH, IDR (Skyline Chili) .........................     5.000     09/01/00         200
----------                                                                                           --------
$    6,925    TOTAL ADJUSTABLE RATE PUT BONDS
----------    (Amortized Cost $6,923) ....................................                           $  6,923
                                                                                                     --------
$   27,226    TOTAL INVESTMENT SECURITIES - 98.7%
----------    (Amortized Cost $27,263) ...................................                           $ 27,245

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% ...............                                361
                                                                                                     --------

              NET ASSETS - 100.0% ........................................                           $ 27,606
                                                                                                     --------

30 - Countrywide Investments

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 23.1%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      802    University of California, Regents COP, Ser. A ..............     3.350%    01/01/00    $    800
       200    California St. GO ..........................................     6.500     02/01/00         200
       125    California MFH HFA Rev., Ser. A ............................     3.450     02/01/00         125
       115    Palmdale, CA, Cmnty. Dev. Agcy. Residential Mtg ............
                 Rev., Ser. A ............................................     6.500     02/01/00         115
       250    Santa Clara Valley, CA, Water Dist. COP,
                 Prerefunded @ 102 .......................................     6.600     02/01/00         256
       250    California St. GO ..........................................     4.800     03/01/00         251
       100    Mesa, CA, Consolidated Water Dist. COP .....................     4.400     03/15/00         100
       100    California St. GO ..........................................     6.650     04/01/00         101
       350    California St. GO ..........................................     4.900     05/01/00         352
       160    Newman, CA, Wastewater Treatment Fac. COP ..................     4.000     05/01/00         160
       150    Northern California Trans. Rev., Ser. A,
                 Prerefunded @ 101.5 .....................................     7.000     05/01/00         154
     1,000    California St. Veterans GO .................................     3.200     06/01/00       1,000
       500    Riverside Co., CA, Trans. Comm. Sales Tax Rev., Ser. A .....     5.000     06/01/00         503
     1,500    Los Angeles Co., CA, School Pooled Fin. Prog. COP,
                 Ser. A ..................................................     4.000     06/30/00       1,503
       200    California Health. Fac. Fin. Auth. Rev., Ser. B
                 (Catholic Health Facs.) .................................     4.250     07/01/00         201
       500    Puerto Rico Commonwealth Public Impt. GO, Ser. B ...........     5.500     07/01/00         505
       165    Sacramento, CA, Utility Dist. Rev., Ser. 7 .................     5.000     07/01/00         166
       155    California Health. Fac. Fin. Auth. Rev. (Children's Hosp.),
                 Prerefunded @ 102 .......................................     6.500     07/01/00         160
       250    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev.,
                 Ser. B ..................................................     5.600     07/01/00         253
       200    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev.,
                 Ser. A (Proposition C) ..................................     5.500     07/01/00         202
       350    Southern California Rapid Trans. Dist. COP
                 (Workers Comp) ..........................................     7.625     07/01/00         357
     1,000    Fremont, CA, USD, Alameda Co.TRANS .........................     4.000     07/28/00       1,003
       255    Berkeley, CA, USD GO, Ser. D ...............................     8.250     08/01/00         261
       160    Long Beach, CA, USD GO, Ser. A .............................     7.500     08/01/00         164
       175    Santa Paula, CA, USD GO, Prerefunded @ 102 .................     7.200     08/01/00         184
       100    California St. Dept. of Veteran Affairs Home Purchase
                 Rev., Ser. A ............................................     6.450     08/01/00         102
       200    Castaic Lake, CA, Water Sys. Impt. Rev .....................     6.750     08/01/00         203
     1,040    Los Angeles Co., CA, Schools Regionalized Business
                 Svcs. Rev., Ser. A ......................................     0.000     08/01/00       1,017
       300    Paso Robles, CA, Joint USD COP .............................     4.500     08/01/00         302
       185    San Lorenzo, CA, USD COP ...................................     4.000     08/01/00         185
       110    San Marcos, CA, Public Fac. Auth. Tax Rev., Ser. A .........     4.500     08/01/00         111
       625    Corona, CA, Comnty Fac. Dist. Special Tax ..................     4.000     09/01/00         627
       320    Fontana, CA, Comnty Fac. Dist. Special Tax, Ser. A .........     4.000     09/01/00         321
       205    San Bernardino, CA, Joint Powers Fin. Auth. COP
                 (Police Station Proj.) ..................................     3.700     09/01/00         205
       100    San Francisco, CA, City & Co. COP ..........................     5.300     09/01/00         101

                                                    Countrywide Investments - 31

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 23.1% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      165    Kern Co., CA, Capital Impt. Proj. COP ......................     4.000%    11/01/00    $    165
       590    Santa Ana, CA, Cmnty Redevelopment Agcy. Tax
----------       Allocation, Ser. B, Prerefunded @ 102 ...................     6.500     12/15/00         615
$   12,952    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                    --------
----------    (Amortized Cost $13,078) ...................................                           $ 13,030
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 65.5%                                              RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    2,100    Newport Beach, CA, Rev., Ser. B (Hoag Memorial Hosp.) ......     4.400%    01/01/00    $  2,100
     1,500    Newport Beach, CA, Rev., Ser. C (Hoag Memorial Hosp.) ......     4.000     01/01/00       1,500
     2,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev., Ser. A ..........     5.400     01/07/00       2,000
     2,000    ABN AMRO Munitops Trust Cert. (San Diego, CA) ..............     5.390     01/07/00       2,000
     2,000    ABN AMRO Munitops Trust Cert., Ser. 1999-7 (LA USD) ........     5.440     01/07/00       2,000
       290    Alameda Co., CA, IDR (BAT Properties LLC Proj.) ............     5.250     01/07/00         290
     2,100    Alameda Co., CA, IDR (Meskimen Family Proj.) ...............     4.450     01/07/00       2,100
       300    Alameda Co., CA, IDR, Ser. A (Tool Family Partnership) .....     4.450     01/07/00         300
     3,000    California Educ. Fac. Auth. Rev.(Foundation for Educ.) .....     5.150     01/07/00       3,000
       600    California St. EDR, Ser. A (Joseph Schmidt Proj.) ..........     5.250     01/07/00         600
       220    California Statewide Cmntys. Dev. Auth. Apt. Dev. Rev ......
                 (Jaygee Realty Proj.) ...................................     5.050     01/07/00         220
       520    California Statewide Cmntys. Dev. Corp. Rev ................
                 (Michigan Hanger) .......................................     5.050     01/07/00         520
     1,100    California Statewide Cmntys. Dev. Corp. Rev ................
                 (Whispering Winds) ......................................     5.000     01/07/00       1,100
     1,500    Hanford, CA, Sewer Rev., Ser A .............................     5.300     01/07/00       1,500
       300    Huntington Park, CA, Public Fin. Auth. Lease Rev., Ser. A
                 (Parking Proj.) .........................................     4.900     01/07/00         300
     1,700    Orange, CA, IDR (Control Air Conditioning) .................     5.150     01/07/00       1,700
       300    Orange, CA, Special Fin. Auth. Rev., Ser. B (Teeter Plan) ..     5.000     01/07/00         300
     1,000    San Bernardino Co., CA, Capital Impt. Refinancing Proj. Rev      5.300     01/07/00       1,000
     1,300    San Bernardino Co., CA, COP ................................     5.150     01/07/00       1,300
       900    San Bernardino, CA, IDR (LaQuinta Motor Inns) ..............     5.450     01/07/00         900
     2,250    San Diego Co., CA, IDR (Apogee Enterprises Inc.) ...........     5.675     01/07/00       2,250
     3,400    San Rafael, CA, IDR, Ser. 1984 (Phoenix American) ..........     5.500     01/07/00       3,400
       500    Santa Paula, CA, Public Fin. Auth. Lease Rev ...............
                 (Water Sys. Acquisition Proj.) ..........................     5.000     01/07/00         500
     1,600    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) .............     5.100     01/07/00       1,600
       400    California PCR Fin. Auth., Ser. 1983 (Southdown, Inc.) .....     3.900     01/30/00         400
     3,100    California PCR Fin. Auth., Ser. 1983 (Southdown, Inc.) .....     3.900     01/30/00       3,100
       600    Montebello, CA, IDR (Sunclipse, Inc. Proj.) ................     3.500     01/30/00         600
       500    Riverside, CA, IDR Issue A (Sunclipse, Inc. Proj.) .........     3.500     01/30/00         500
----------                                                                                           --------
$   37,080    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $37,080) ...................................                           $ 37,080
                                                                                                     --------

32 - Countrywide Investments

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    COMMERCIAL PAPER-- 10.6%                                          RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    2,000    Modesto, CA, Irrigation Dist. COP (Capital Impt. Proj.) ....     3.650%    01/12/00    $  2,000
     2,000    State of California GO .....................................     3.650     01/19/00       2,000
     2,020    California St. Dept. of Water Resources Rev ................     3.600     02/01/00       2,020
----------                                                                                           --------
$    6,020    TOTAL COMMERCIAL PAPER
----------    (Amortized Cost $6,020) ....................................                           $  6,020
                                                                                                     --------

$   56,052    TOTAL INVESTMENT SECURITIES-- 99.2%
----------    (Amortized Cost $56,178) ...................................                           $ 56,130

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ...............                                458
                                                                                                     --------

              NET ASSETS-- 100.0% ........................................                           $ 56,588
                                                                                                     --------

See accompanying notes to financial statements and notes to portfolios of investments.

                                                    Countrywide Investments - 33

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 29.6%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      748    Lima, OH, Land Acquisition GO BANS (River Corridor Proj.) ..     3.600%    01/12/00    $    748
       660    Worthington, OH, CSD School Impt. GO BANS, Ser. 1999 .......     3.440     01/13/00         660
     5,000    American Municipal Power Sys. Impt. Equipment BANS
                 (Distributive Generation Proj.) .........................     4.250     01/21/00       5,000
     1,335    Marysville, OH, Various Purpose GO BANS ....................     3.410     01/27/00       1,335
       500    North Ridgeville, OH,Water Sys. Impt. GO BANS ..............     3.600     02/01/00         500
     1,120    Marion Co., OH, Various Purpose GO BANS ....................     3.500     02/08/00       1,120
       486    Maple Heights, OH, CSD Energy Conservation Impt ............
                 GO BANS, Ser. 1999 ......................................     4.000     02/11/00         486
       975    Ottawa Co., OH, Regional Water Sys. Impt. GO BANS ..........     3.500     02/16/00         975
     1,000    Mason, OH, CSD School Impt. GO BANS, Ser. 1999 .............     3.380     02/17/00       1,001
       765    Ottawa Co., OH, Port Auth. Fac. Impt. GO BANS ..............     3.550     02/21/00         765
     3,000    Kings, OH, LSD Impt. GO BANS Ser. 1999 .....................     4.190     03/01/00       3,004
       600    North Ridgeville, OH, Road Impt. GO BANS, Ser. 1999
                 (Bainbridge Proj.) ......................................     3.600     03/02/00         600
       800    Salem, OH, CSD School Impt. GO BANS, Ser. 1999 .............     3.460     03/03/00         800
     3,267    Barnesville, OH, Exempted Village School Dist. Impt ........
                 GO BANS, Ser. 1999 ......................................     4.200     03/15/00       3,272
     1,000    Marysville, OH, Various Purpose GO BANS ....................     3.360     03/16/00       1,001
     2,000    American Municipal Power Sys. Impt. BANS
                 (St. Mary's Proj.) ......................................     3.550     03/23/00       2,000
       300    New Knoxville, OH, School Construction GO BANS .............     4.510     03/23/00         301
     2,200    American Municipal Power Sys. Impt. BANS
                 (Lodi Village Proj.) ....................................     3.400     03/24/00       2,200
     1,400    American Municipal Power Sys. Impt. BANS
                 (Genoa Village Proj.) ...................................     3.600     03/28/00       1,400
       850    Genoa, OH, Water Sys. Impt. GO BANS ........................     3.400     03/30/00         850
       700    Franklin Co., OH, Dev. Ref. Rev., Ser. 1983
                 (American Chemical Society Proj.) .......................     5.500     04/01/00         703
       700    Brook Park, OH, Street Impt. GO BANS .......................     3.500     04/07/00         700
     1,060    Marysville, OH, Various Purpose GO BANS ....................     3.460     04/13/00       1,061
     1,150    Marysville, OH, Various Purpose GO BANS ....................     3.590     04/13/00       1,151
     2,000    Sandusky, OH, Various Purpose GO BANS ......................     3.875     04/13/00       2,003
     2,325    Marysville, OH, Various Purpose GO BANS ....................     4.059     04/15/00       2,327
       500    Franklin Co., OH, Rev. (Online Computer Library Proj.) .....     5.500     04/15/00         501
     4,300    Hebron, OH, Sanitary Sewer Sys. Rev ........................     4.000     04/17/00       4,307
     1,000    Ohio St. Highway Impt. GO, Ser. C ..........................     4.000     05/01/00       1,001
     1,500    Mentor, OH, Exempted Village School Dist ...................
                 GO BANS, Ser. 1999 ......................................     3.380     05/04/00       1,500
     3,000    Cincinnati, OH, CSD GO BANS ................................     3.900     05/12/00       3,005
     1,500    Ross Co., OH, Bldg. Auth. Acquisition GO BANS ..............     3.300     05/17/00       1,500
     1,100    Williard City, OH, Street Impt. GO BANS ....................     3.650     05/25/00       1,101
     2,740    Ohio St. Water Dev. Auth. Impt. Rev ........................     5.400     06/01/00       2,762
     1,040    Ohio St. Water Dev. Auth. Impt. Rev ........................     5.000     06/01/00       1,046
       450    Springboro, OH, GO BANS (South Main Street) ................     3.660     06/01/00         450
     1,100    Marysville, OH, GO BANS (Phase II Notes) ...................     3.880     06/15/00       1,101
     2,450    Maryville, OH, Various Purpose GO BANS .....................     3.660     06/15/00       2,453
     1,645    Marysville, OH GO (Acquisition Notes) ......................     3.920     06/15/00       1,647

34 - Countrywide Investments

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                             MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 29.6% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    2,755    Obetz, OH, Various Purpose GO BANS .........................     3.700%    06/15/00    $  2,757
     1,000    American Municipal Power Sys. Impt. BANS
                 (Village of New Breman Proj.) ...........................     3.700     06/16/00       1,000
     1,250    American Municipal Power Sys. Impt. BANS
                 (Deshler, OH, Proj.) ....................................     4.000     06/16/00       1,250
     5,726    Meigs, OH, LSD Impt. GO BANS ...............................     4.770     06/20/00       5,738
     3,000    East Muskingum, OH, Water Auth. Rev. BANS ..................     4.320     06/22/00       3,004
     2,350    American Municipal Power Sys. Impt. BANS
                 (Montpelier Village Proj.) ..............................     4.000     07/13/00       2,350
     6,997    Morgan, OH, LSD Impt. GO BANS Ser. 1999 ....................     4.520     07/14/00       7,005
       520    Allen Co., OH, BANS Ser. 1999 ..............................     4.300     07/20/00         522
     2,000    Niles City, OH, Water Line Impt. BANS ......................     4.150     07/20/00       2,003
     1,800    American Municipal Power Sys. Impt. BANS
                 (Wapakoneta Proj.) ......................................     3.750     07/27/00       1,800
     1,445    Cuyahoga Co., OH, Hosp. Rev. (Meridia Health Sys.),
                 Prerefunded @ 102 .......................................     7.250     08/15/00       1,494
     6,000    American Municipal Power Sys. Impt. BANS
                 (City of Bryan Proj.) ...................................     3.900     08/25/00       6,000
     1,200    Lisbon, OH, Exempted Village School Dist. Impt .............
                 GO BANS, Ser. 1999 ......................................     3.800     08/31/00       1,200
     1,265    Lorain Co., OH, Hosp. Fac. Rev .............................
                 (Catholic Healthcare Partners) ..........................     4.000     09/01/00       1,267
       900    Springboro, OH, Street Impt. GO BANS .......................     3.960     09/07/00         902
     2,000    Springdale, OH, Street Impt. GO BANS .......................     3.800     09/14/00       2,000
       700    Lorain Co., OH, Various Purpose GO BANS, Ser. 1999 .........     4.000     09/15/00         701
     4,574    Lorain Co., OH, Various Purpose GO BANS, Ser. 1999 .........     4.000     09/15/00       4,583
     1,795    Bluffton Village, OH, Water Sys. Rev. BANS .................     4.450     10/26/00       1,801
     2,200    American Municipal Power Sys. Impt. BANS
                 (Pioneer Village Proj.) .................................     4.200     11/02/00       2,200
       600    Marysville, OH, Various Purpose GO BANS, Ser. F ............     4.210     11/16/00         601
     2,075    Belmont Co., OH, Sanitary Sewer Impt. GO BANS ..............     4.210     11/21/00       2,080
     2,000    American Municipal Power Sys. Impt. BANS
                 (Bowling Green, OH Proj.) ...............................     4.100     12/01/00       2,000
     4,000    American Municipal Power Sys. Impt. BANS
                 (Shelby Proj.) ..........................................     4.300     12/01/00       4,000
       400    Cincinnati, OH, GO .........................................     4.500     12/01/00         402
     1,000    Springboro, OH, Various Purpose GO BANS, Ser. 1999 .........     4.260     12/07/00       1,002
       940    Clermont Co., OH, Road Impt. GO BANS .......................     4.300     12/14/00         942
----------                                                                                           --------
$  118,758    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $119,132) ..................................                           $118,941
                                                                                                     --------

                                                    Countrywide Investments - 35

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON   MATURITY       VALUE
   (000'S)    DEMAND NOTES-- 57.9%                                              RATE      DATE        (000'S)
-------------------------------------------------------------------------------------------------------------
$    3,700    Cincinnati & Hamilton Co., OH, Port Auth. EDR
                 (Kenwood Office Assoc. Proj.) ...........................     4.500%    01/01/00    $  3,700
     7,785    Cuyahoga Co., OH, Econ. Dev. Rev ...........................
                 (The Cleveland Orchestra Proj.) .........................     4.750     01/01/00       7,785
       900    Cuyahoga Co., OH, Hosp. Impt. Rev ..........................
                 (University Hosp. Of Cleveland) .........................     4.700     01/01/00         900
       100    Cuyahoga Co., OH, Hosp. Rev.(Cleveland Clinic) .............     4.800     01/01/00         100
     6,250    Ohio St. Air Quality Dev. Auth. Rev. (CG&E) ................     4.750     01/01/00       6,250
       600    Ohio St. Air Quality Dev. Auth. Rev. (CG&E) Ser. 1985A .....     4.500     01/01/00         600
       750    Ohio St. Air Quality Dev. Auth. Rev. (CG&E) Ser. 1985B .....     4.500     01/01/00         750
       500    Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.) ..........     4.700     01/01/00         500
     1,600    Ohio St. PCR (Sohio Air Proj.) .............................     4.800     01/01/00       1,600
     1,210    Ohio St. PCR (Sohio Water Proj.) ...........................     4.800     01/01/00       1,210
       375    Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev ...........
                 (Visiting Nurse Svcs. Proj.) ............................     5.550     01/07/00         375
     7,000    ABN AMRO Munitops Trust Cert. 1998-I8
                 (Cleveland Water Works) .................................     5.580     01/07/00       7,000
     3,200    Ashtubula Co., OH, Hosp. Fac. Rev., Ser. 1995
                 (Ashtubula Co. Med. Ctr. Proj.) .........................     5.470     01/07/00       3,200
     3,055    Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A
                 (Berkeley Square Retirement Ctr. Proj.) .................     5.550     01/07/00       3,055
       930    Centerville, OH, Health Care Rev. (Bethany Memorial) .......     5.550     01/07/00         930
     6,311    Clermont Co., OH, Hosp. Fac. Rev. Ser. B
                 (Mercy Health Sys.) .....................................     5.750     01/07/00       6,311
     8,285    Cleveland, OH, Waterworks Rev., Ser. 58 ....................     5.560     01/07/00       8,285
     1,600    Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) .......     5.550     01/07/00       1,600
     7,000    Clinton Co., OH, Hosp. Rev. (Ohio Hospital Cap., Inc.) .....     5.600     01/07/00       7,000
       400    Columbus, OH, GO, Ser. 1 ...................................     5.300     01/07/00         400
     2,170    Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
                 (United Cerebral Palsy Assoc.) ..........................     5.600     01/07/00       2,170
     2,000    Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) ........     5.700     01/07/00       2,000
       845    Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.) ...............     5.600     01/07/00         845
     1,795    Defiance Co., OH, IDR (Isaac Property Proj.) ...............     5.600     01/07/00       1,795
     3,500    Delaware Co., OH, Health Care Fac. Rev., Ser. 1998
                 (Sarah Moore Home Proj.) ................................     5.610     01/07/00       3,500
       800    Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ..........     5.600     01/07/00         800
     2,080    Erie Co., OH, IDR (Toft Dairy, Inc.) .......................     5.600     01/07/00       2,080
     2,300    Franklin Co., OH, EDR (Dominican Sisters) ..................     5.600     01/07/00       2,300
     3,685    Franklin Co., OH, EDR, Ser. 1998
                 (Unity Resource Center Proj.) ...........................     5.600     01/07/00       3,685
     1,215    Franklin Co., OH, Health Care Fac. Rev .....................
                 (Lifeline Organ Procurement) ............................     5.600     01/07/00       1,215
     4,145    Franklin Co., OH, Hosp. Rev. (U.S. Health Corp.) ...........     5.400     01/07/00       4,145
     2,000    Franklin Co., OH, IDR (Alco Standard Corp.) ................     5.450     01/07/00       2,000
       400    Franklin Co., OH, IDR (Columbus College) ...................     5.500     01/07/00         400
     1,115    Franklin Co., OH, IDR (Ohio Girl Scouts) ...................     5.500     01/07/00       1,115
       564    Franklin Co., OH, IDR Ser. D (Kindercare) ..................     5.500     01/07/00         564
     1,900    Geauga Co., OH Health Care Fac. Rev., Ser. 1998A
                 (Heather Hill Proj.) ....................................     5.560     01/07/00       1,900
     1,120    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ...     5.600     01/07/00       1,120

36 - Countrywide Investments

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 57.9% (CONTINUED)                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    5,000    Hamilton Co., OH, Fac. Rev., Ser. 1997A
                 (Episcopal Retirement Homes) ............................     5.500%    01/07/00    $  5,000
     1,079    Hamilton Co., OH, EDR, Ser. 1995
                 (Cincinnati Assoc. for the Performing Arts) .............     5.550     01/07/00       1,079
       100    Hamilton Co., OH, Hosp. Fac. Rev., Ser. F
                 (Health Alliance of Greater Cincinnati) .................     5.350     01/07/00         100
     1,060    Hamilton Co., OH, Health Care Fac. Rev .....................
                 (Aloysius Orphanage Proj.) ..............................     5.600     01/07/00       1,060
       400    Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997B
                 (Health Alliance of Greater Cincinnati) .................     5.350     01/07/00         400
     3,000    Hamilton OH, MFH Rev., Ser. A (Knollwood Village Apts.) ....     5.470     01/07/00       3,000
     2,000    Hamilton OH, MFH Rev. (Knollwood Village Apts.) ............     5.470     01/07/00       2,000
     2,690    Hancock Co., OH, MFM Rev., Ser. A
                 (Crystal Glen Apts. Proj. Phase II) .....................     5.470     01/07/00       2,690
       375    Hudson Village, OH, IDR, Ser. A (Kindercare) ...............     5.500     01/07/00         375
       725    Huron Co., OH, Rev. (Norwalk Furniture Corp.) ..............     5.600     01/07/00         725
     6,805    Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996
                 (Lima Memorial Hosp.) ...................................     5.600     01/07/00       6,805
       494    Lorain Co., OH, IDR, Ser. C (Kindercare) ...................     5.000     01/07/00         494
     1,875    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ..................     5.600     01/07/00       1,875
       250    Lucas Co., OH, Rev. (Sunshine Children's Home) .............     5.550     01/07/00         250
       935    Lucas Co., OH, IDR, Ser. D (Kindercare) ....................     5.500     01/07/00         935
       360    Lucas Co., OH, IDR (Associates Proj.) ......................     5.600     01/07/00         360
     1,900    Mahoning Co., OH, Health Care Fac. Rev .....................
                 (Copeland Oaks) .........................................     5.470     01/07/00       1,900
     1,365    Mahoning Co., OH, Health Care Fac. Rev .....................
                 (Ohio Heart Institute) ..................................     5.500     01/07/00       1,365
       330    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......     5.470     01/07/00         330
     1,540    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......     5.470     01/07/00       1,540
       590    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......     5.470     01/07/00         590
       300    Medina, OH, IDR (Kindercare) ...............................     5.500     01/07/00         300
       800    Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .............     5.600     01/07/00         800
       287    Middletown, OH, IDR, Ser. A (Kindercare) ...................     5.500     01/07/00         287
       945    Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) .................     4.700     01/07/00         945
     2,000    Montgomery Co., OH, EDR (Dayton Art Institute) .............     5.400     01/07/00       2,000
       360    Montgomery Co., OH, Health Care Rev., Ser. A
                 (Dayton Area MRI Consortium) ............................     5.600     01/07/00         360
     3,360    Montgomery Co., OH, Health Care Rev ........................
                 (Comm. Blood Ctr. Proj.) ................................     5.500     01/07/00       3,360
       340    Montgomery Co., OH, IDR (Kindercare) .......................     5.500     01/07/00         340
     3,600    Montgomery Co., OH, Ltd., Oblig. Rev., Ser. 1996
                 (St. Vincent de Paul Proj.) .............................     5.500     01/07/00       3,600
     1,000    Morrow Co., OH, IDR (Field Container Corp.) ................     5.550     01/07/00       1,000
     4,800    Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) .     4.850     01/07/00       4,800
     4,800    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin. ) .............     5.500     01/07/00       4,800
     4,100    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin. ) .............     5.500     01/07/00       4,100
     4,300    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin. ) .............     5.500     01/07/00       4,300
     3,500    Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) .....     5.400     01/07/00       3,500
     3,100    Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) .....     5.400     01/07/00       3,100
     5,000    Ohio St. Univ. Gen. Rec. Rev., Ser. 1999B ..................     5.600     01/07/00       5,000

Countrywide Investments - 37

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 57.9% (CONTINUED)                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      590    Ohio St. IDR, Ser. 1994 (A.M. Castle & Co. Proj.) ..........     5.800%    01/07/00    $    590
    10,465    Ohio St. Turnpike Rev., Ser. 71 ............................     5.560     01/07/00      10,465
     5,000    Ohio St. Univ. Gen. Rec. Rev., Ser. 1999B2 .................     5.400     01/07/00       5,000
     1,200    Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.) ..........     5.650     01/07/00       1,200
       650    Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orville Hosp.) ...     5.500     01/07/00         650
     1,780    Ottawa Co., OH, Hosp. Fac. Rev .............................
                 (Luther Home of Mercy Proj.) ............................     5.550     01/07/00       1,780
       315    Pike Co., OH, EDR (Pleasant Hill) ..........................     5.470     01/07/00         315
       800    Rickenbacker, OH, Port. Auth. Rev ..........................
                 (Rickenbacker Holdings, Inc.) ...........................     5.500     01/07/00         800
     5,555    Sharonville, OH, IDR (Duke Realty Proj.) ...................     5.500     01/07/00       5,555
       437    Stark Co., OH IDR, Ser. D (Kindercare) .....................     5.500     01/07/00         437
     1,814    Summit Co., OH, Health Care Fac. Rev., Ser. 1997
                 (Evant, Inc. Proj.) .....................................     5.550     01/07/00       1,814
     3,400    Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) ........     5.600     01/07/00       3,400
     1,770    Summit Co., OH, IDR (Bowery Assoc.) ........................     5.500     01/07/00       1,770
       475    Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) ............     5.500     01/07/00         475
     4,320    Trumbull Co., OH, Health Care Fac. Rev .....................
                 (Shepherd of the Valley) ................................     5.470     01/07/00       4,320
     3,995    Univ. of Akron, OH, Gen. Rec., Ser. 165 ....................     5.560     01/07/00       3,995
     1,270    Village of Andover, OH, Health Care Fac. Rev. Ser. 1996
                 (D & M Realty Proj.) ....................................     5.470     01/07/00       1,270
       375    Wadsworth, OH, IDR (Kindercare) ............................     5.500     01/07/00         375
     1,600    Warren Co., OH, IDR (Liquid Container Proj.) ...............     5.550     01/07/00       1,600
     1,300    Westlake, OH, IDR (Nordson Co.) ............................     5.600     01/07/00       1,300
       800    Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ...........     5.600     01/07/00         800
       600    Columbus, OH, Elec. Sys. Rev ...............................     3.650     01/30/00         600
     3,715    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ...............     4.500     01/30/00       3,715
     3,700    Delaware Co., OH, IDR, (Radiation Sterilizers, Inc.) .......     4.050     01/30/00       3,700
       200    Franklin Co., OH, IDR (BOA Ltd. Proj.) .....................     4.250     01/30/00         200
     1,200    Franklin Co., OH, IDR (Jacobsen Stores) ....................     4.250     01/30/00       1,200
     1,565    Franklin Co., OH, IDR (Capitol South) ......................     4.250     01/30/00       1,565
     1,400    Hamilton Co., OH, IDR (ADP System) .........................     3.700     01/30/00       1,400
     2,800    Muskingum Co., OH, IDR (Elder-Beerman) .....................     4.150     01/30/00       2,800
       500    Ohio St. Environmental Impt. Rev. (U.S. Steel Corp. Proj.) .     4.150     01/30/00         500
----------                                                                                           --------
$  232,241    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $232,241) ..................................                           $232,241
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    ADJUSTABLE RATE PUT BONDS-- 6.8%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    4,000    Ohio St. Air Quality Dev. Auth. Rev. (Duquesne) ............     3.900%    01/19/00    $  4,000
       590    Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) ...........     3.650     03/01/00         590
     4,760    Cuyahoga Co., OH, IDR (Halle Office Building) ..............     4.235     04/01/00       4,760
     1,345    Clermont Co., OH, EDR (John Q. Hammons Proj.) ..............     4.000     05/01/00       1,345
       550    Franklin Co., OH, IDR (GSW Proj.) ..........................     3.850     05/01/00         550
     2,925    Ohio St. HFA MFH (Lincoln Park) ............................     3.900     05/01/00       2,925
     3,425    Richland Co., OH, IDR (Mansfield Sq. Proj.) ................     4.050     05/15/00       3,425

38 - Countrywide Investments

OHIO TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    ADJUSTABLE RATE PUT BONDS-- 6.8% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      455    Cuyahoga Co., OH, Health Care Rev., Ser. A
                 (Cleveland Neighborhood) ................................     4.050%    06/01/00    $    455
     3,410    Franklin Co., OH, IDR (Leveque & Assoc. Proj.) .............     4.000     06/01/00       3,410
       975    Scioto Co., OH, Health Care Rev. (Hillview Retirement) .....     4.000     06/01/00         975
       880    Gallia Co., OH, IDR (Jackson Pike Assoc.) ..................     4.100     06/15/00         880
       185    Cincinnati and Hamilton Co., OH, Port. Auth. Rev ...........
                 (Bethesda One Ltd. Proj.) ...............................     3.600     08/01/00         185
     2,470    Perry Co., OH, Nursing Fac. Rev., Ser. 1996
                 (New Lexington Health Corp. Proj.) ......................     3.700     09/01/00       2,470
     1,155    Miami Valley, OH, Tax-Exempt Mtg. Rev., Ser. 86 ............     4.880     10/15/00       1,155
----------                                                                                           --------
$   23,500    TOTAL ADJUSTABLE RATE PUT BONDS
----------    (Amortized Cost $27,132) ...................................                           $ 27,125
                                                                                                     --------

              COMMERCIAL PAPER -- 4.9%
    10,000    Montgomery Co., OH, (Miami Valley Hosp.) ...................     3.850     01/10/00      10,000
       500    Montgomery Co., OH, (Miami Valley Hosp.) ...................     3.900     01/24/00         500
     4,000    Lorain Co., OH, (Catholic Health Care) .....................     3.500     01/26/00       4,000
     5,000    Lorain Co., OH, (Catholic Health Care) .....................     3.850     02/10/00       5,000
----------                                                                                           --------
$   19,500    TOTAL COMMERCIAL PAPER
----------    (Amortized Cost $19,500) ...................................                           $ 19,500
                                                                                                     --------

$  393,999    TOTAL INVESTMENTS AT VALUE-- 99.2%
----------    (Amortized Cost $398,005) ..................................                           $397,807

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ...............                              3,310
                                                                                                     --------
              NET ASSETS-- 100.0% ........................................                           $401,117
                                                                                                     --------

                                                    Countrywide Investments - 39

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 19.0%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      100    Dade Co., FL, GO, Ser. H ...................................     6.600%    06/01/00    $    101
       500    Florida St. Board Education Capital Outlay GO, Ser. A ......     7.000     06/01/00         507
       125    Florida St. Board Education Capital Outlay GO, Ser. A,
                 Prerefunded @ 102 .......................................     7.250     06/01/00         130
       600    Palm Beach Co., FL, Criminal Justice Facs. Rev.,
                 Prerefunded @ 102 .......................................     7.250     06/01/00         624
     1,000    Miami-Dade Co., FL, School Dist. TANS ......................     4.000     06/28/00       1,003
       500    Brevard Co., FL, School Dist. TANS .........................     4.000     06/30/00         501
       500    First Florida Governmental Fin. Commission, Rev., Ser. C ...     5.900     07/01/00         505
     1,000    Florida St. Div. Board Fin. Dept. Gen. Services, Rev.,
                 Ser. B (Environmental Protection) .......................     4.500     07/01/00       1,004
       500    Seminole Co., FL, School Dist. TANS ........................     4.000     07/28/00         502
       500    Lee Co., FL, School Board COP, Ser. A ......................     6.200     08/01/00         508
----------                                                                                           --------
$    5,325    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $5,410) ....................................                           $  5,385
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 67.3%                                              RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      500    Collier Co., FL, Health Fac. Auth. Hosp. Rev ...............
                 (Cleveland Clinic) ......................................     4.700%    01/01/00    $    500
       500    Illinois Health Fac. Auth. Rev., Ser. A
                 (Elmhurst Memorial Health) ..............................     4.800     01/01/00         500
       300    Ohio St. Air Quality Dev. Auth., Rev., Ser. A (CG&E) .......     4.750     01/01/00         300
     2,000    ABN AMRO Munitops Trust Cert., Ser. 1998-8
                 (Dade Co., FL, Water & Sewer Sys. Rev.) .................     5.660     01/07/00       2,000
       700    ABN AMRO Munitops Trust Cert., Ser. 1998-9
                 (Florida Board of Educ.) ................................     5.660     01/07/00         700
     1,000    Broward Co., FL, HFA MFH Rev. (Waters Edge Proj.) ..........     4.900     01/07/00       1,000
       180    Florida HFA MFH Rev., Ser. EEE (Carlton Arms II Proj.) .....     5.350     01/07/00         180
       600    Florida Housing Fin. Corp. MFH Rev., (South Pointe Proj.) ..     4.700     01/07/00         600
     1,000    Gulf Breeze, FL, Rev. (Local Government Loan Prog.) ........     5.250     01/07/00       1,000
       500    Illinois Dev. Fin. Auth. Rev., Ser. 1992
                 (Uhlich Children's Home Proj.) ..........................     4.700     01/07/00         500
       400    Illinois Dev. Fin. Auth. Rev., Ser. 1995
                 (Uhlich Children's Home Proj.) ..........................     5.500     01/07/00         400
     1,000    Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.)     5.450     01/07/00       1,000
     1,150    Jacksonville, FL, Health Fac. Rev. (River Garden) ..........     5.100     01/07/00       1,150
       500    Jacksonville, FL, Rev. (YMCA Florida First Coast Proj.) ....     5.000     01/07/00         500
       500    Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .     5.550     01/07/00         500
       900    Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B) ............     5.550     01/07/00         900
       500    Orange Co., FL, Health Fac. Auth. Rev. (Adventist Sunbelt) .     5.400     01/07/00         500
       500    Orange Co., FL, HFA MFH Rev. (Post Lake Apts. Proj.) .......     5.500     01/07/00         500
     1,750    Palm Beach Co., FL, Rev. (Community Foundation Proj.) ......     5.350     01/07/00       1,750
       900    Palm Beach Co., Fl, Rev. (Henry Morrison Flagler Proj.) ....     5.350     01/07/00         900
       995    Pinellas Co., FL, Health Fac. Auth. Rev ....................     5.000     01/07/00         995
     1,100    Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.) ...     5.450     01/07/00       1,100

40 - Countrywide Investments

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 67.3% (CONTINUED)                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      225    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1
                 (Seminole Elec. Coop.) ..................................     5.550%    01/07/00    $    225
       900    St. Petersburg, FL, HFA Rev., Ser. 1997
                 (Menorah Manor Proj.) ...................................     5.400     01/07/00         900
       475    Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.) ...     5.200     01/07/00         475
----------                                                                                           --------
$   19,075    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $19,075) ...................................                           $ 19,075
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    ADJUSTABLE RATE PUT BONDS-- 2.1%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      600     Putnam Co., FL, Dev. Auth. PCR, Ser. 1984D
----------        (Seminole Elec. Coop.)
              (Amortized Cost $600) ......................................     3.800%    06/15/00    $    600
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    COMMERCIAL PAPER-- 12.3%                                          RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    1,500    Jacksonville FL., Electric System ..........................     3.750%    01/10/00    $  1,500
     2,000    Orlando FL., Utilities Commission (Water & Electric) .......     3.650%    01/18/00       2,000
----------                                                                                           --------
$    3,500    TOTAL COMMERCIAL PAPER
              (Amortized Cost $3,500) ....................................                           $  3,500
                                                                                                     --------

$   28,500    TOTAL INVESTMENTS AT VALUE-- 100.7%
----------    (Amortized Cost $28,585) ...................................                           $ 28,560

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.7)% .............                               (200)
                                                                                                     --------

              NET ASSETS-- 100.0% ........................................                           $ 28,360
                                                                                                     --------

See accompanying notes to financial statements and notes to portfolios of investments.

                                                    Countrywide Investments - 41

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    MUNICIPAL BONDS-- 98.2%                                           RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
              ARIZONA-- 3.2%
$      400    Arizona Educ. Loan Mkt. Corp. Rev., Ser. A .................     6.700%    03/01/00    $    401
       600    Maricopa Co., AZ, School Dist. Rev., Ser. 1991C
                 (Tempe Elem.) ...........................................     8.000     07/01/04         676
       300    Tucson, AZ, Water Dist. Rev ................................     9.750     07/01/10         406
                                                                                                     --------
                                                                                                        1,483
                                                                                                     --------
              CALIFORNIA-- 1.5%
       445    Sacramento Co., CA, MFH ARPB (Fairway One Apts.) ...........     5.875     02/01/03         445
       250    California HFA Multi-Unit Rental Rev., Ser. B ..............     6.500     08/01/05         258
                                                                                                     --------
                                                                                                          703
                                                                                                     --------
              COLORADO-- 0.6%
       300    Highland Ranch, CO, Metro. Dist. GO, Ser. A ................     5.000     12/01/10         282
                                                                                                     --------
              DISTRICT OF COLUMBIA-- 1.1%
       500    District of Columbia Rev. (Catholic University Proj.) ......     5.250     10/01/10         494
                                                                                                     --------
              FLORIDA-- 12.0%
       500    Florida HFA MFH ARPB, Ser. 1978B
                 (Hampton Lakes II Proj.) ................................     5.700     04/01/01         501
       750    Hillsborough Co., FL, Solid Waste Rev ......................     5.500     10/01/05         770
       455    Pensacola, FL, Airport Rev., Ser. 1997B ....................     5.400     10/01/07         462
     1,000    Pasco Co., FL, HFA MFH Rev., Ser. 1997B
                 (Cypress Trail Apts.) ...................................     5.500     06/01/08       1,003
     1,255    Florida HFA MFH Sr. Lien, Ser. I-1 .........................     6.100     01/01/09       1,288
     1,000    Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                 Ser. 1998A ..............................................     4.800     04/01/10         909
       365    Halifax Hosp. Medical Ctr.. FL, Health Care Fac. Rev.,
                 Ser. 1998A ..............................................     5.000     04/01/11         334
       365    Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev.,
                 Ser. 1998A ..............................................     5.000     04/01/12         330
                                                                                                     --------
                                                                                                        5,597
                                                                                                     --------
              INDIANA-- 5.6%
     1,000    Indiana Bond Bank Special Prog. Rev., Ser. A-1 .............     6.650     01/01/03       1,040
     1,000    Indiana Health Fac. Fin. Auth. Hosp. Rev ...................
                 (Clarian Health Partners) ...............................     6.000     02/15/05       1,035
       500    Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A .........     6.600     01/01/12         516
                                                                                                     --------
                                                                                                        2,591
                                                                                                     --------
              IOWA-- 2.3%
       120    Cedar Rapids, IA, Hosp. Fac. Rev ...........................
                 (St. Luke's Methodist Hosp.), Prerefunded @ 102 .........     6.000     08/15/03         127
       250    Iowa Student Loan Liquidity Corp. Rev ......................     6.400     07/01/04         262
       305    Iowa HFA Rev., Ser. A ......................................     6.500     07/01/06         311
       240    Iowa Student Loan Liquidity Corp. Rev ......................     6.600     07/01/08         253
       130    Cedar Rapids, IA, Hosp. Fac. Rev ...........................
                 (St. Luke's Methodist Hosp.) ............................     6.000     08/15/09         135
                                                                                                     --------
                                                                                                        1,088
                                                                                                     --------
              KENTUCKY-- 1.6%
       750    Kentucky St. Turnpike Auth. EDR (Revitalization Proj.) .....     5.250     07/01/05         763
                                                                                                     --------

42 - Countrywide Investments

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    MUNICIPAL BONDS-- 98.2% (CONTINUED)                               RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
              LOUISIANA-- 2.1%
$      500    West Ouachita Parish, LA, School Dist. GO, Ser. A ..........     6.700%    03/01/03    $    522
       440    Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana)     6.000     10/15/03         453
                                                                                                     --------
                                                                                                          975
                                                                                                     --------
              MASSACHUSETTS -- 3.2%
       500    New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A .........     6.500     09/01/02         520
       500    New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B .........     6.600     09/01/02         520
       445    Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997
                 (Hudner Assoc.) .........................................     5.000     01/01/08         442
                                                                                                     --------
                                                                                                        1,482
                                                                                                     --------
              MICHIGAN-- 1.0%
       450    Battle Creek, MI, EDR ARPB (Kellogg Co. Proj.) .............     5.125     02/01/09         445
                                                                                                     --------
              MISSISSIPPI-- 1.1%
       500    Mississippi Higher Educ. Rev., Ser. B ......................     6.100     07/01/01         509
                                                                                                     --------
              NEBRASKA-- 3.2%
       555    Nebraska Invest. Fin. Auth. Rev., Ser. 1989
                 (Foundation for Educ. Fund), Escrowed to Maturity .......     7.000     11/01/09         566
     1,000    Nebraska Gas Supply Rev., Ser. A
                 (American Public Energy Agcy.) ..........................     4.600     06/01/10         907
                                                                                                     --------
                                                                                                        1,473
                                                                                                     --------
              NEVADA-- 2.3%
     1,000    Las Vegas, NV, GO, Sewer Impt. Rev.,
                 Prerefunded @ 102 .......................................     6.500     04/01/02       1,056
                                                                                                     --------
              NEW YORK-- 1.1%
       500    New York Local Govt. Asst. Corp. Rev., Ser. 1991B,
                 Prerefunded @ 102 .......................................     7.000     04/01/01         525
                                                                                                     --------
              OHIO-- 39.6%
       500    Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) .........     7.000     07/01/00         506
       370    Fairfield, OH, IDR ARPB (Skyline Chili, Inc.) ..............     5.000     09/01/00         370
       270    Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home),
                 Prerefunded @ 102 .......................................     7.000     07/01/01         284
     1,000    Allen Co., OH, EDR ARPB(Young Men's Christian Assoc.) ......     4.600     04/15/03         986
       835    Ohio St. EDR Ohio Enterprise Bond Fd .......................
                 (Smith Steelite Proj.) ..................................     5.600     12/01/03         849
       500    Hamilton Co., OH, Hosp. Fac. Rev ...........................
                 (Episcopal Retirement Home) .............................     6.600     01/01/04         519
       290    Ohio St. EDR Ohio Enterprise Bond Fd .......................
                 (Cheryl & Co.) ..........................................     5.500     12/01/04         295
     1,005    Franklin Co., OH, Health Care Rev ..........................
                 (First Comm. Village) ...................................     6.000     06/01/06       1,020
       530    Toledo, OH, GO .............................................     6.000     12/01/06         562
       710    Hamilton Co., OH, Health Care Fac. (Twin Towers) ...........     5.750     10/01/07         721
       500    Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ........     5.500     11/01/07         499
       674    Columbus, OH, Special Assessment GO ........................     5.050     04/15/08         662
       800    West Clermont, OH, LSD GO ..................................     6.150     12/01/08         842
     1,000    Franklin Co., OH, GO .......................................     5.450     12/01/09       1,014

                                                    Countrywide Investments - 43

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    MUNICIPAL BONDS-- 98.2% (CONTINUED)                               RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    1,000    Cuyahoga Co., OH, EDR, Ser. B (University School Proj.) ....     5.300%    12/01/09    $    995
     1,000    Cuyahoga Co., OH, Hosp. Rev.
                 (Fairview General & Lutheran Hosp.) .....................     6.250     08/15/10       1,047
       930    Hamilton Co., OH, Health Care Fac. Rev. (Twin Towers) ......     5.250     10/01/10         887
     1,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ......     4.650     10/01/11         900
       275    Akron, OH, GO ..............................................     6.000     11/01/11         287
     1,000    Ohio St. University Rev., Ser. A ...........................     5.125     12/01/11         975
     1,000    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ............     5.125     01/15/12         963
     1,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ......     4.700     10/01/12         892
       520    Sycamore, OH, CSD COP ......................................     4.700     12/01/12         467
       615    Ohio St. University General Receipts Rev., Ser. A ..........     5.750     12/01/13         626
     1,365    Toledo, OH, GO .............................................     5.000     12/01/13       1,298
                                                                                                     --------
                                                                                                       18,466
                                                                                                     --------
              PENNSYLVANIA -- 1.7%
       250    Pennsylvania St. IDR, Ser. A, Prerefunded @ 102 ............     7.000     07/01/01         264
       500    Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev. .....     6.600     11/01/09         530
                                                                                                     --------
                                                                                                          794
                                                                                                     --------
              SOUTH CAROLINA -- 1.6%
       725    Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
                 (Columbia Metro.) .......................................     6.000     01/01/08         749
                                                                                                     --------
              TENNESSEE-- 2.8%
       500    Nashville, TN, Metro. Airport Rev., Ser. C .................     6.625     07/01/01         523
       525    Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 .......     7.250     04/01/03         559
       250    Nashville & Davidson Co., TN, Health & Educ. Fac. Rev.,
                 Ser. A (Vanderbilt Univ.) ...............................     5.000     10/01/11         240
                                                                                                     --------
                                                                                                        1,322
                                                                                                     --------
              TEXAS-- 8.6%
       500    Houston, TX, Sr. Lien Rev., Ser. A
                 (Hotel Tax & Parking Fac.), Prerefunded @ 100 ...........     7.000     07/01/01         518
       500    N. Texas Higher Educ. Student Loan Rev., Ser. 1991A ........     6.875     04/01/02         512
        50    N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                 Indexed INFLOS, Prerefunded @ 102 .......................     6.000     05/15/02          53
       450    N. Central, TX, Health Fac. Rev. (Baylor Health Care),
                 Indexed INFLOS ..........................................     6.000     05/15/08         472
       515    Robinson, TX, ISD GO .......................................     5.750     08/15/10         533
       490    Dallas, TX, ISD ............................................     5.600     08/15/11         497
       210    Midland, TX, HFC Rev., Ser. A-2 ............................     8.450     12/01/11         222
       990    San Antonio, TX, Elec. & Gas Rev. ..........................     5.000     02/01/12         937
        10    San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ....     5.000     02/01/12          10
       300    Waco, TX, COP ..............................................     4.800     02/01/15         262
                                                                                                     --------
                                                                                                        4,016
                                                                                                     --------
              WASHINGTON-- 1.2%
       550    Washington St. Power Supply Sys. Rev., Ser. A
                 (Nuclear Proj. No. 2) ...................................     6.500     07/01/01         574
                                                                                                     --------
              WISCONSIN-- 0.8%
       430    Wisconsin St. Health & Educ. Fac. Auth. Rev.
                 (Agnesian Healthcare, Inc.) .............................     4.900     07/01/11         395
                                                                                                     --------

44 - Countrywide Investments

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT                                                                     COUPON    MATURITY      VALUE
   (000'S)    MUNICIPAL BONDS-- 98.2% (CONTINUED)                               RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$   45,604    TOTAL MUNICIPAL BONDS-- 98.2%
----------    (Amortized Cost $46,121) ...................................                           $ 45,782
                                                                                                     --------

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.8% ...............                                829
                                                                                                     --------

              NET ASSETS-- 100.0% ........................................                           $ 46,611
                                                                                                     --------

See accompanying notes to financial statements and notes to portfolios of investments.

                                                    Countrywide Investments - 45

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 98.0%                                  RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      255    Summit Co., OH, GO, Ser. A, Prerefunded @ 102 ..............     6.900%    08/01/00    $    269
        95    Ohio St. Higher Educ. Fac. Comm. Rev., Prerefunded @ 102 ...     7.250     12/01/00         100
       200    Montgomery Co., OH, Hosp. Rev. (Sisters of Charity),
                 Prerefunded @ 102 .......................................     6.625     05/15/01         207
       250    Franklin Co., OH, IDR (1st Comm. Village Healthcare),
                 Crossover Prerefunded @ 101.5 ...........................    10.125     08/01/01         274
        30    Clermont Co., OH, Hosp. Fac. Rev., Ser. A
                 (Mercy Health Sys.), Prerefunded @ 100 ..................     7.500     09/01/01          31
       460    Westerville, Minerva Park & Blendon, OH, Joint Hosp ........
                 Dist. Rev. (St. Ann's), Prerefunded @ 102 ...............     7.100     09/15/01         488
     1,000    Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
                 Prerefunded @ 102 .......................................     6.733     09/25/01       1,051
       850    Alliance, OH, Waterworks Sys. Rev., Prerefunded @ 102 ......     6.650     10/01/01         897
       500    Celina, OH, Wastewater Sys. Mtg. Rev., Prerefunded @ 101 ...     6.550     11/01/01         523
       500    Summit Co., OH, Various Purpose GO, Prerefunded @ 102 ......     6.625     12/01/01         529
       500    Clermont Co., OH, Sewer Sys. Rev., Prerefunded @ 102 .......     7.100     12/01/01         533
       500    Greene Co., OH, Water Sys. Rev., Prerefunded @ 102 .........     6.850     12/01/01         530
       461    Cleveland, OH, Waterworks Impt. Rev., Ser. 1992B,
                 Prerefunded @ 102 .......................................     6.500     01/01/02         486
       360    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
                 Prerefunded @ 102 .......................................     6.250     01/15/02         378
     1,000    Kent St. University General Receipts Rev.,
                 Prerefunded @ 102 .......................................     6.500     05/01/02       1,059
       500    Franklin Co., OH, Hosp. Rev., Ser. 1991
                 (Mt. Carmel Health), Prerefunded @ 102 ..................     6.750     06/01/02         533
       500    Mahoning Co., OH, Hosp. Impt. Rev. (YHA Proj.),
                 Prerefunded @ 100 .......................................     7.000     10/15/02         521
       675    Reynoldsburg, OH, CSD GO, Prerefunded @ 102 ................     6.550     12/01/02         722
       500    Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ..........     6.500     12/01/02         535
       127    Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
                 Prerefunded @ 100 .......................................    10.125     04/01/03         144
        31    Ohio St. Bldg. Auth. Rev. (Frank Lausche Proj.),
                 Prerefunded @ 100 .......................................    10.125     04/01/03          35
       230    Summit Co., OH, GO, Ser. A, Prerefunded @ 100 ..............     6.900     08/01/03         246
       500    Newark, OH, Water Sys. Impt. Rev., Prerefunded @ 102 .......     6.000     12/01/03         531
       290    Northwest, OH, LSD GO, Prerefunded @ 102 ...................     7.050     12/01/03         309
       500    Ohio St. Bldg. Auth. Rev., Ser. 1994A
                 (Juvenille Correctional Bldg.), Prerefunded @ 102 .......     6.600     10/01/04         546
       290    Alliance, OH, CSD GO .......................................     6.900     12/01/06         307
     1,095    West Clermont, OH, LSD GO ..................................     6.900     12/01/07       1,203
       500    Mansfield, OH, Hosp. Impt. Rev. (Mansfield General) ........     6.700     12/01/09         525
       465    Ohio Capital Corp. MFH Rev., Ser. 1990A ....................     7.500     01/01/10         479
       500    Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A .............     6.400     10/15/10         523
       500    Butler Co., OH, Hosp. Fac. Rev .............................
                 (Middletown Regional Hosp.) .............................     6.750     11/15/10         526
        39    Cleveland, OH, Waterworks Impt. Rev., Ser. F ...............     6.500     01/01/11          41
       240    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
                 Escrowed to Maturity ....................................     9.000     06/01/11         290

46 - Countrywide Investments

OHIO INSURED TAX-FREE FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 98.0% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      320    Ohio HFA SFM Rev., Ser. D ..................................     7.000%    09/01/11    $    333
       365    Bexley, OH, CSD GO .........................................     7.125     12/01/11         423
       530    Urbana, OH, Wastewater Impt. GO ............................     7.050     12/01/11         569
       600    Westerville, OH, Water Sys. Impt. GO .......................     6.450     12/01/11         635
       500    Strongsville, OH, CSD GO ...................................     5.375     12/01/12         503
       500    Worthington, OH, CSD GO ....................................     6.375     12/01/12         525
       530    Ottawa Co., OH, GO .........................................     5.750     12/01/14         534
     1,000    Portage Co., OH, GO ........................................     6.200     12/01/14       1,045
     1,000    Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ......     5.875     09/01/15       1,002
       400    Warren, OH, Waterworks Rev .................................     5.500     11/01/15         393
     1,000    Buckeye Valley, OH, LSD GO .................................     6.850     12/01/15       1,128
       500    Delaware, OH, CSD GO .......................................     5.750     12/01/15         501
       500    Ohio St. Higher Educ. Fac. Rev. (University of Dayton) .....     6.750     12/01/15         529
       500    Cleveland, OH, Waterworks Impt. Rev., Ser. F ...............     6.250     01/01/16         511
       750    Columbus-Polaris Hsg. Corp. Rev ............................     7.400     01/01/16         817
       500    Ohio St. Air Quality Dev. Rev., Ser. A (Ohio Edison) .......     7.450     03/01/16         512
       186    Ohio HFA SFM Rev., Ser. 1990F ..............................     7.600     09/01/16         191
       606    Ohio HFA SFM Rev., Ser. 1991D ..............................     7.050     09/01/16         630
       750    Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ........     6.250     11/15/16         762
       815    Butler Co., OH, GO .........................................     5.750     12/01/16         816
       590    Garfield Heights, OH, Various Purpose GO,
                 Prerefunded @ 102 .......................................     7.050     12/01/16         617
     1,000    Youngstown St. University, OH, General Receipts Rev ........     4.750     12/15/16         861
     1,260    Cleveland, OH, Airport Sys. Rev., Ser. C ...................     5.125     01/01/17       1,148
       750    Butler Co., OH, Trans. Impt. Dist., Ser. A .................     5.125     04/01/17         684
       800    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .......     5.600     04/01/17         782
     1,000    Lorain Co., OH, Hosp. Rev. (Catholic Healthcare Partners) ..     5.625     09/01/17         967
       500    Toledo, OH, Sewer Sys. Rev .................................     6.350     11/15/17         515
     1,000    Toledo, OH, Waterworks Sys. Mtg. Rev .......................     4.750     11/15/17         853
     1,000    Rocky River, OH, CSD GO, Ser. 1998 .........................     5.375     12/01/17         949
     1,400    Cuyahoga Co., OH, Util. Sys. Impt. Rev .....................
                 (Medical Center Proj.) ..................................     5.125     02/15/18       1,262
       500    Ohio St. Air Quality Dev. Rev., Ser. 1990B (Ohio Edison) ...     7.100     06/01/18         515
     2,500    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .......     5.250     10/01/18       2,296
     1,000    Akron, OH, GO ..............................................     5.000     12/01/18         891
     1,670    Canton, OH, GO .............................................     4.750     12/01/18       1,416
     1,000    University of Cincinnati, OH, General Receipts Rev., Ser. A0     5.750     06/01/19         983
     1,000    Lucas-Northgate, OH, Housing Dev. Corp. Rev., Ser. A,
                 (Northgate Apt.) ........................................     5.950     07/01/19         965
     1,000    Lorain Co., OH, Health Fac. Rev., Ser. A
                 (Catholic Healthcare Partners) ..........................     5.500     09/01/19         935
       500    Rural Lorain, OH, Water Auth. Resource Impt. Rev ...........     5.750     10/01/19         493
     1,750    Lucas Co., OH, Hosp. Rev. (Promedica Healthcare) ...........     5.625     11/15/19       1,665
     2,000    Avon Lake, OH, CSD GO ......................................     5.500     12/01/19       1,909
     2,145    Brunswick, OH, CSD GO, Ser. B ..............................     5.750     12/01/19       2,115
       745    Crawford Co., OH, GO .......................................     4.750     12/01/19         625
     1,000    Evergreen, OH, LSD GO ......................................     5.500     12/01/19         955
     2,000    Hamilton, OH, CSD GO, Ser. A ...............................     5.500     12/01/19       1,909
       475    Ohio St. University General Receipts Rev., Ser. A ..........     5.750     12/01/19         464
       500    Akron, OH, GO ..............................................     5.800     11/01/20         481

                                                    Countrywide Investments - 47

OHIO INSURED TAX-FREE FUND (CONTINUED)
=============================================================================================================
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FIXED RATE REVENUE &                                             COUPON    MATURITY      VALUE
   (000'S)    GENERAL OBLIGATION BONDS-- 98.0% (CONTINUED)                      RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$    1,000    Greene Co., OH, Sewer Sys. Rev .............................     5.125%    12/01/20    $    891
     1,000    Ohio St. Air Quality Dev. Rev., Ser. 1985A
                 (Columbus & Southern Power) .............................     6.375     12/01/20       1,018
     1,000    Hamilton, OH, CSD GO .......................................     5.625     12/01/24         949
     1,250    Ohio St. University General Receipts Rev., Ser. A ..........     5.750     12/01/24       1,200
     1,000    Ohio St. Air Quality Dev. Auth. Rev.(Pollution Control) ....     6.450     05/01/27       1,019
     1,000    Hamilton Co., OH, Sales Tax. Rev. (Football Stadium Proj.) .     5.000     12/01/27         842
----------                                                                                           --------
$   61,630    TOTAL FIXED RATED REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $60,813) ...................................                           $ 60,904
                                                                                                     --------

-------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                            MARKET
    AMOUNT    FLOATING & VARIABLE RATE                                         COUPON    MATURITY      VALUE
   (000'S)    DEMAND NOTES-- 1.0%                                               RATE       DATE       (000'S)
-------------------------------------------------------------------------------------------------------------
$      650    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ............     4.700%    01/01/00    $    650
        21    Summit Co., OH, Healthcare Fac. Rev., Ser. 97 ..............     5.550     01/07/00          21
----------                                                                                           --------
$      671    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
----------    (Amortized Cost $671) ......................................                                671
                                                                                                     --------

$   62,301    TOTAL INVESTMENTS AT VALUE-- 99.0%
----------    (Amortized Cost $61,484) ...................................                           $ 61,575

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% ...............                                601
                                                                                                     --------

              NET ASSETS-- 100.0% ........................................                           $ 62,176
                                                                                                     --------

See accompanying notes to financial statements and notes to portfolios of investments.

48 - Countrywide Investments

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1999
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 1999.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
USD - Unified School District

                                                    Countrywide Investments - 49

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50 - Countrywide Investments

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                                                    Countrywide Investments - 51

COUNTRYWIDE TAX-FREE TRUST
--------------------------
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

SHAREHOLDER SERVICES
--------------------
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

BOARD OF TRUSTEES
-----------------
William O. Coleman
Phillip R. Cox
H. Jerome Lerner
Robert H. Leshner
Jill T. McGruder
Oscar P. Robertson
Nelson Schwab, Jr.
Robert E. Stautberg
Joseph S. Stern, Jr.

INVESTMENT ADVISER/MANAGER
--------------------------
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
--------------
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Tax-Free Trust.